Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE AG
Entity Central Index Key	0001053092
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	44,000,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	H1

Consolidated statements of operations (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and dividend income	12,061	12,254
Interest expense	(8,785)	(9,327)
Net interest income	3,276	2,927
Commissions and fees	6,182	6,987
Trading revenues	1,441	3,122
Other revenues	1,162	1,603
Net revenues	12,061	14,639
Provision for credit losses	32	(21)
Compensation and benefits	6,691	7,069
General and administrative expenses	3,320	3,315
Commission expenses	884	1,014
Total other operating expenses	4,204	4,329
Total operating expenses	10,895	11,398
Income from continuing operations before taxes	1,134	3,262
Income tax expense	277	702
Net income	857	2,560
Net income/(loss) attributable to noncontrolling interests	288	999
Net income attributable to shareholders	569	1,561

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Comprehensive income (CHF million)
Net income	857	2,560
Gains/(losses) on cash flow hedges	1	(22)
Foreign currency translation	(113)	(3,056)
Unrealized gains/(losses) on securities	122	(38)
Actuarial gains/(losses)	26	19
Net prior service cost	0	(1)
Other comprehensive income/(loss), net of tax	36	(3,098)
Comprehensive income/(loss)	893	(538)
Comprehensive income/(loss) attributable to noncontrolling interests	331	(123)
Comprehensive income/(loss) attributable to shareholders	562	(415)

Consolidated balance sheets (CHF) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	99,750	111,224
of which reported at fair value	475	571
of which reported from consolidated VIEs	1,324	1,396
Interest-bearing deposits with banks	4,258	4,193
of which reported at fair value	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	236,935
of which reported at fair value	148,721	158,673
of which reported from consolidated VIEs	118	19
Securities received as collateral, at fair value	30,191	30,191
of which encumbered	20,985	20,447
Trading assets, at fair value	284,242	279,748
of which encumbered	74,191	73,749
of which reported from consolidated VIEs	6,053	6,399
Investment securities	3,674	3,652
of which reported at fair value	3,672	3,650
of which reported from consolidated VIEs	34	41
Other investments	12,470	12,915
of which reported at fair value	9,532	9,552
of which reported from consolidated VIEs	2,327	2,346
Net loans	224,604	219,434
of which reported at fair value	20,515	20,693
of which encumbered	602	471
of which reported from consolidated VIEs	6,611	5,940
allowance for loan losses	(742)	(722)
Premises and equipment	6,642	6,990
of which reported from consolidated VIEs	574	609
Goodwill	7,774	7,700
Other intangible assets	278	280
of which reported at fair value	63	70
Brokerage receivables	50,410	43,445
Other assets	77,374	78,080
of which reported at fair value	36,888	35,666
of which encumbered	2,120	2,255
of which reported from consolidated VIEs	11,944	13,001
Total assets	1,028,522	1,034,787
Liabilities and equity (CHF million)
Due to banks	41,025	40,077
of which reported at fair value	3,341	2,737
Customer deposits	302,792	304,130
of which reported at fair value	4,807	4,583
of which reported from consolidated VIEs	175	221
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	176,559
of which reported at fair value	143,714	136,483
Obligation to return securities received as collateral, at fair value	30,191	30,191
Trading liabilities, at fair value	115,852	127,809
of which reported from consolidated VIEs	1,256	1,286
Short-term borrowings	19,184	26,116
of which reported at fair value	4,456	3,547
of which reported from consolidated VIEs	7,095	6,141
Long-term debt	153,862	161,353
of which reported at fair value	65,018	68,036
of which reported from consolidated VIEs	13,860	14,858
Brokerage payables	75,822	68,034
Other liabilities	61,657	62,167
of which reported at fair value	29,654	30,942
of which reported from consolidated VIEs	680	745
Total liabilities	989,651	996,436
Common shares	4,400	4,400
Additional paid-in capital	24,118	24,134
Retained earnings	12,228	11,824
Treasury shares, at cost	0	0
Accumulated other comprehensive income/(loss)	(10,962)	(10,955)
Total shareholders' equity	29,784	29,403
Noncontrolling interests	9,087	8,948
Total equity	38,871	38,351
Total liabilities and equity	1,028,522	1,034,787
Additional share information
Par value (CHF) (in CHF per share)	100	100
Issued shares (million) (in shares)	44	44
Shares outstanding (million) (in shares)	44	44

Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total CHF	Total shareholders' equity CHF	Common shares	Common shares and participation certificates CHF	Additional paid-in capital CHF		Retained earnings CHF	Treasury shares, at cost CHF		Accumulated other comprehensive income CHF	Noncontrolling interests CHF
Balance at Dec. 31, 2010		41,150	29,769		4,400	24,993		11,105	0	[1]	(10,729)	11,381
Balance (in shares) at Dec. 31, 2010				43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(2)	(1)			(1)						(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(803)										(803)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		260										260
Net income/(loss)		2,534	1,561					1,561				973
Total other comprehensive income/(loss), net of tax		(3,098)	(1,977)								(1,977)	(1,121)
Sale of treasury shares		614	614			2			612	[1]
Repurchase of treasury shares		(612)	(612)						(612)	[1]
Share-based compensation, net of tax		(726)	(722)			(722)						(4)
Dividends on share-based compensation, net of tax		(67)	(67)			(67)
Cash dividends paid		(338)	(308)					(308)				(30)
Changes in redeemable noncontrolling interests		(425)	(335)			(335)						(90)
Change in scope of consolidation, net		(310)										(310)
Balance at Jun. 30, 2011		38,177	27,922		4,400	23,870		12,358	0	[1]	(12,706)	10,255
Balance (in shares) at Jun. 30, 2011				43,996,652
Balance at Dec. 31, 2011		38,351	29,403		4,400	24,134		11,824	0	[1]	(10,955)	8,948
Balance (in shares) at Dec. 31, 2011	[2]			43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		166	252			252						(86)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(331)										(331)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	131										131
Net income/(loss)		857	569					569				288
Total other comprehensive income/(loss), net of tax		36	(7)								(7)	43
Share-based compensation, net of tax		(211)	(209)			(209)	[5]					(2)
Dividends on share-based compensation, net of tax		(53)	(53)			(53)
Cash dividends paid		(175)	(150)					(150)				(25)
Changes in redeemable noncontrolling interests		(6)	(6)			(6)	[6]
Change in scope of consolidation, net		121										121
Other		(15)	(15)					(15)
Balance at Jun. 30, 2012		38,871	29,784		4,400	24,118		12,228	0	[1]	(10,962)	9,087
Balance (in shares) at Jun. 30, 2012				43,996,652

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	The Bank's total share capital is fully paid and consists of registered shares with a nominal value of CHF 100.00 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Includes a net tax benefit of CHF 15 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Note 23 - Guarantees and commitments" for further information.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	100
Tax benefit (charge) from the excess fair value of compensation expense	(15)

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities of continuing operations (CHF million)
Net income	857	2,560
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	611	537
Provision for credit losses	32	(21)
Deferred tax provision/(benefit)	(65)	489
Share of net income/(loss) from equity method investments	49	(26)
Trading assets and liabilities, net	(13,363)	(9,840)
(Increase)/decrease in other assets	(6,377)	(10,807)
Increase/(decrease) in other liabilities	6,659	15,990
Other, net	1,554	788
Total adjustments	(10,900)	(2,890)
Net cash provided by/(used in) operating activities of continuing operations	(10,043)	(330)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(269)	(977)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,355	1,067
Purchase of investment securities	(25)	(1,044)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	106	1,289
Investments in subsidiaries and other investments	(615)	(791)
Proceeds from sale of other investments	1,056	2,447
(Increase)/decrease in loans	(5,385)	(4,562)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(664)	(711)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,031	124
Net cash provided by/(used in) investing activities of continuing operations	7,459	(829)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(3,007)	16,885
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	18,994	23,450
Repayments of long-term debt	(27,439)	(18,738)
Sale of treasury shares	0	614
Repurchase of treasury shares	0	(612)
Dividends paid/capital repayments	(176)	(338)
Excess tax benefits related to share-based compensation	14	0
Other, net	(850)	18
Net cash provided by/(used in) financing activities of continuing operations	(8,691)	11,452
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(199)	(6,774)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,474)	3,544
Cash and due from banks at beginning of period	111,224	65,347
Cash and due from banks at end of period	99,750	68,891
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	478	629
Cash paid for interest	8,538	9,224
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0
Fair value of liabilities assumed	2,418	0

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2012
Summary of significant accounting policies
Summary of significant accounting policies
Note 1 Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse AG (the Bank) are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2011, included in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011.

> Refer to “Note 1 – Summary of significant accounting policies” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for a description of the Bank’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP but not required for interim reporting purposes has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently issued accounting standards	6 Months Ended
Jun. 30, 2012
Recently issued accounting standards
Recently issued accounting standards
Note 2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for a complete description of recently adopted accounting standards.

> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 for the most recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.

Business developments	6 Months Ended
Jun. 30, 2012
Business developments
Business developments and subsequent events
Note 3 Business developments and subsequent events
In June 2012, the Bank announced the completion of its acquisition of HSBC’s private banking business in Japan, which includes expanded coverage through additional offices in Osaka and Nagoya.
As announced on July 18, 2012, Credit Suisse and an investor agreed to bring forward to July 31, 2012, the exchange date for CHF 1.7 billion of their holdings of hybrid tier 1 instruments to be exchanged into tier 1 buffer capital notes (BCNs). This acceleration will not have any impact on reported balance sheet balances, as BCNs have been recognized on the balance sheet since the BCN commitment agreement in February 2011. Also announced on July 18, 2012, the Bank launched a voluntary exchange offer, under which employees can elect to convert any future cash payments from the Adjustable Performance Plan awards for Group shares at a fixed conversion price of CHF 16.29. As of the date of this report, the election period for the exchange offer has not closed.

The Bank acquired the remaining equity interests in Hedging-Griffo Investimentos S.A. as contemplated under the existing option arrangements previously disclosed.
In July 2012, the Bank sold its remaining holding of 7.0% in Aberdeen, resulting in an approximate gain of CHF 140 million to be recognized in 3Q12.
Changes in reporting
The legal merger of Clariden Leu into the Bank was completed on April 2, 2012.
In 2Q12, the Bank also implemented the previously announced integration of its Private Banking and Investment Banking operations into a single function within Shared Services.
In addition, the Swiss advisory business and its respective assets under management are now managed as part of the Private Banking division rather than Asset Management.
As a result of these matters, prior period results of the Bank and its divisions and assets under management for the Group have been restated to conform to the current presentation in order to show meaningful trends. The restatement for the three divisions had limited impact on their revenues, expenses and pre-tax income.

Discontinued operations	6 Months Ended
Jun. 30, 2012
Discontinued operations
Discontinued operations
Note 4 Discontinued operations
The Bank did not discontinue any material operations in 6M12.

Segment information	6 Months Ended
Jun. 30, 2012
Segment information
Segment information
Note 5 Segment information
Overview
For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for 6M12 and 6M11 were CHF 144 million and CHF 149 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 347 million and CHF 363 million, respectively. Total assets of these non-consolidated affiliate entities included in the segment presentation as of June 30, 2012 and December 31, 2011 were CHF 25.1 billion and CHF 24.9 billion, respectively.

> Refer to “Note 5 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 for further information.
Net revenues and income before taxes
in	6M12	6M11

Net revenues (CHF million)

Private Banking	5,308	5,592

Investment Banking	7,068	7,904

Asset Management	1,231	1,274

Adjustments [1,2]	(1,546)	(131)

Net revenues	12,061	14,639

Income/(loss) before taxes (CHF million)

Private Banking	1,381	1,668

Investment Banking	1,381	1,691

Asset Management	387	393

Adjustments [1,3]	(2,015)	(490)

Income before taxes	1,134	3,262

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 229 million and CHF 955 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues. 3 Includes noncontrolling interest income of CHF 203 million and CHF 942 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	6M12	2011

Total assets (CHF million)

Private Banking	366,609	347,476

Investment Banking	796,613	811,689

Asset Management	23,647	23,203

Adjustments [1]	(158,347)	(147,581)

Total assets	1,028,522	1,034,787

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net interest income	6 Months Ended
Jun. 30, 2012
Net interest income
Net interest income
Note 6 Net interest income
in	6M12	6M11

Net interest income (CHF million)

Loans	2,171	2,196

Investment securities	36	43

Trading assets	7,088	6,842

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,558	1,578

Other	1,208	1,595

Interest and dividend income	12,061	12,254

Deposits	(730)	(818)

Short-term borrowings	(36)	(32)

Trading liabilities	(4,552)	(4,640)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(897)	(848)

Long-term debt	(2,417)	(2,828)

Other	(153)	(161)

Interest expense	(8,785)	(9,327)

Net interest income	3,276	2,927

Commissions and fees	6 Months Ended
Jun. 30, 2012
Commissions and fees
Commissions and fees
Note 7 Commissions and fees
in	6M12	6M11

Commissions and fees (CHF million)

Lending business	652	666

Investment and portfolio management	1,967	2,071

Other securities business	17	17

Fiduciary business	1,984	2,088

Underwriting	722	1,033

Brokerage	1,869	2,175

Underwriting and brokerage	2,591	3,208

Other services	955	1,025

Commissions and fees	6,182	6,987

Trading revenues	6 Months Ended
Jun. 30, 2012
Trading revenues
Trading revenues
Note 8 Trading revenues
in	6M12	6M11

Trading revenues (CHF million)

Interest rate products	411	2,500

Foreign exchange products	481	(886)

Equity/index-related products	932	1,152

Credit products	(828)	(158)

Commodity, emission and energy products	88	306

Other products	357	208

Total	1,441	3,122

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues	6 Months Ended
Jun. 30, 2012
Other revenues
Other revenues
Note 9 Other revenues
in	6M12	6M11

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	214	946

Loans held-for-sale	(19)	35

Long-lived assets held-for-sale	(5)	63

Equity method investments	58	60

Other investments	350	261

Other	564	238

Other revenues	1,162	1,603

Provision for credit losses	6 Months Ended
Jun. 30, 2012
Provision for credit losses
Provision for credit losses
Note 10 Provision for credit losses
in	6M12	6M11

Provision for credit losses (CHF million)

Provision for loan losses	23	(12)

Provision for lending-related and other exposures	9	(9)

Provision for credit losses	32	(21)

Compensation and benefits	6 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
Note 11 Compensation and benefits
in	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	5,731	6,054

Social security	456	516

Other [1]	504	499

Compensation and benefits [2]	6,691	7,069

1 Includes pension and other post-retirement expense of CHF 383 million and CHF 374 million in 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 168 million and CHF 142 million as of 6M12 and 6M11, respectively.

General and administrative expenses	6 Months Ended
Jun. 30, 2012
General and administrative expenses
General and administrative expenses
Note 12 General and administrative expenses
in	6M12	6M11

General and administrative expenses (CHF million)

Occupancy expenses	581	519

IT, machinery, etc.	708	657

Provisions and losses	72	91

Travel and entertainment	185	211

Professional services	886	1,004

Amortization and impairment of other intangible assets	14	14

Other	874	819

General and administrative expenses	3,320	3,315

Trading assets and liabilities	6 Months Ended
Jun. 30, 2012
Trading assets and liabilities
Trading assets and liabilities
Note 13 Trading assets and liabilities
end of	6M12	2011

Trading assets (CHF million)

Debt securities	160,094	144,961

Equity securities [1]	68,883	66,986

Derivative instruments [2]	42,216	52,735

Other	13,049	15,066

Trading assets	284,242	279,748

Trading liabilities (CHF million)

Short positions	67,239	67,639

Derivative instruments [2]	48,613	60,170

Trading liabilities	115,852	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	6M12	2011

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	37,531	36,326

Receivables not netted	13,221	15,812

Total	50,752	52,138

Cash collateral payables (CHF million)

Payables netted against derivative positions	39,970	37,883

Payables not netted [1]	12,978	11,933

Total	52,948	49,816

1 Recorded as cash collateral on derivative instruments in Note 16 - Other assets and other liabilities.

Investment securities	6 Months Ended
Jun. 30, 2012
Investment securities
Investment securities
Note 14 Investment securities
end of	6M12	2011

Investment securities (CHF million)

Debt securities held-to-maturity	2	2

Securities available-for-sale	3,672	3,650

Total investment securities	3,674	3,652

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

6M12 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by foreign governments	2,860	91	1	2,950

Corporate debt securities	291	0	0	291

Collateralized debt obligations	33	0	0	33

Debt securities available-for-sale	3,184	91	1	3,274

Banks, trust and insurance companies	220	171	0	391

Industry and all other	7	0	0	7

Equity securities available-for-sale	227	171	0	398

Securities available-for-sale	3,411	262	1	3,672

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	1	0	0	1

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	176	1	0	177

Debt securities available-for-sale	3,445	114	1	3,558

Banks, trust and insurance companies	68	8	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	9	0	92

Securities available-for-sale	3,528	123	1	3,650

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

6M12 (CHF million)

Debt securities issued by foreign governments	967	1	2	0	969	1

Debt securities available-for-sale	967	1	2	0	969	1

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M12		6M11

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	9	330	2,095	1

Realized gains	1	154	40	0

Realized losses	0	0	(22)	0

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

6M12 (CHF million)

Due within 1 year	2	2	4.41	1,584	1,584	3.18

Due from 1 to 5 years	0	0	–	1,552	1,638	3.54

Due from 5 to 10 years	0	0	–	0	0	–

Due after 10 years	0	0	–	48	52	4.85

Total debt securities	2	2	4.41	3,184	3,274	3.38

Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2012
Loans, allowance for loan losses and credit quality
Loans, allowance for loan losses and credit quality
Note 15 Loans, allowance for loan losses and credit quality
> Refer to “Note 16 – Loans, allowance for loan losses and credit quality” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and “Note 17 – Loans, allowance for loan losses and credit quality” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for further information.

Loans
end of	6M12	2011

Loans (CHF million)

Mortgages	77,570	75,461

Loans collateralized by securities	26,175	26,350

Consumer finance	4,180	3,759

Consumer	107,925	105,570

Real estate	23,263	22,397

Commercial and industrial loans	58,740	56,984

Financial institutions	32,810	33,058

Governments and public institutions	2,744	2,245

Corporate and institutional loans	117,557	114,684

Gross loans	225,482	220,254

of which held at amortized cost	204,967	199,561

of which held at fair value	20,515	20,693

Net (unearned income)/deferred expenses	(136)	(98)

Allowance for loan losses	(742)	(722)

Net loans	224,604	219,434

Gross loans by location (CHF million)

Switzerland	133,757	132,477

Foreign	91,725	87,777

Gross loans	225,482	220,254

Impaired loan portfolio (CHF million)

Non-performing loans	690	520

Non-interest-earning loans	263	220

Total non-performing and non-interest-earning loans	953	740

Restructured loans	36	13

Potential problem loans	437	619

Total other impaired loans	473	632

Gross impaired loans	1,426	1,372

Allowance for loan losses and gross loans held at amortized cost by portfolio
	6M12			6M11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	159	563	722	157	675	832

Net movements recognized in statements of operations	21	2	23	(2)	(10)	(12)

Gross write-offs	(20)	(34)	(54)	(21)	(55)	(76)

Recoveries	12	16	28	18	3	21

Net write-offs	(8)	(18)	(26)	(3)	(52)	(55)

Provisions for interest	3	7	10	1	3	4

Foreign currency translation impact and other adjustments, net	(2)	15	13	(6)	(30)	(36)

Balance at end of period	173	569	742	147	586	733

of which individually evaluated for impairment	146	404	550	112	426	538

of which collectively evaluated for impairment	27	165	192	35	160	195

Gross loans held at amortized cost (CHF million)

Balance at end of period	107,914	97,053	204,967	102,431	86,513	188,944

of which individually evaluated for impairment	334	743	1,077	313	743	1,056

of which collectively evaluated for impairment	107,580	96,310	203,890	102,118	85,770	187,888

Purchases, reclassifications and sales
	6M12			6M11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	3,361	3,709	0	2,077	2,077

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0

Reclassifications to loans held-for-sale [3]	0	816	816	0	656	656

Sales [3]	0	707	707	0	483	483

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that could not be sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

6M12 (CHF million)

Mortgages	370	687	11,066	50,420	14,431	430	10	16	0	140	77,570

Loans collateralized by securities	27	41	511	22,625	2,771	98	0	33	0	69	26,175

Consumer finance	0	5	65	3,007	909	20	0	4	13	146	4,169

Consumer	397	733	11,642	76,052	18,111	548	10	53	13	355	107,914

Real estate	317	243	1,123	12,093	8,757	371	0	3	0	45	22,952

Commercial and industrial loans	283	226	1,490	21,549	19,353	3,138	138	6	47	677	46,907

Financial institutions	3,414	1,991	11,615	5,446	2,241	655	2	45	0	145	25,554

Governments and public institutions	55	40	299	533	134	100	473	0	0	6	1,640

Corporate and institutional loans	4,069	2,500	14,527	39,621	30,485	4,264	613	54	47	873	97,053

Gross loans held at amortized cost	4,466	3,233	26,169	115,673	48,596	4,812	623	107	60	1,228	204,967

Value of collateral [1]	3,807	2,204	17,197	105,466	40,273	3,160	92	95	0	699	172,993

2011 (CHF million)

Mortgages	163	628	8,433	48,871	16,635	556	8	16	0	151	75,461

Loans collateralized by securities	1	18	396	24,027	1,746	87	0	2	0	73	26,350

Consumer finance	0	4	43	2,994	507	20	0	9	23	150	3,750

Consumer	164	650	8,872	75,892	18,888	663	8	27	23	374	105,561

Real estate	340	196	907	11,397	8,969	273	0	3	0	40	22,125

Commercial and industrial loans	398	245	1,676	20,345	18,281	2,927	171	26	117	648	44,834

Financial institutions	3,906	2,091	11,120	5,483	1,875	760	3	43	0	119	25,400

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate and institutional loans	4,699	2,616	14,023	37,669	29,283	4,064	644	72	117	813	94,000

Gross loans held at amortized cost	4,863	3,266	22,895	113,561	48,171	4,727	652	99	140	1,187	199,561

Value of collateral [1]	3,931	1,696	13,535	104,129	39,447	2,760	96	82	0	727	166,403

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

6M12 (CHF million)

Mortgages	77,286	103	52	6	123	284	77,570

Loans collateralized by securities	25,925	216	7	12	15	250	26,175

Consumer finance	3,708	370	28	48	15	461	4,169

Consumer	106,919	689	87	66	153	995	107,914

Real estate	22,852	78	4	9	9	100	22,952

Commercial and industrial loans	46,210	389	40	115	153	697	46,907

Financial institutions	25,300	225	1	15	13	254	25,554

Governments and public institutions	1,610	30	0	0	0	30	1,640

Corporate and institutional loans	95,972	722	45	139	175	1,081	97,053

Gross loans held at amortized cost	202,891	1,411	132	205	328	2,076	204,967

2011 (CHF million)

Mortgages	75,280	46	11	3	121	181	75,461

Loans collateralized by securities	26,142	180	11	3	14	208	26,350

Consumer finance	3,308	372	29	26	15	442	3,750

Consumer	104,730	598	51	32	150	831	105,561

Real estate	22,069	41	3	1	11	56	22,125

Commercial and industrial loans	44,114	444	87	48	141	720	44,834

Financial institutions	25,249	78	2	48	23	151	25,400

Governments and public institutions	1,640	1	0	0	0	1	1,641

Corporate and institutional loans	93,072	564	92	97	175	928	94,000

Gross loans held at amortized cost	197,802	1,162	143	129	325	1,759	199,561

Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

6M12 (CHF million)

Mortgages	135	7	142	0	32	32	174

Loans collateralized by securities	58	11	69	0	0	0	69

Consumer finance	113	28	141	0	14	14	155

Consumer	306	46	352	0	46	46	398

Real estate	23	4	27	0	21	21	48

Commercial and industrial loans	253	158	411	36	312	348	759

Financial institutions	108	49	157	0	58	58	215

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	384	217	601	36	391	427	1,028

Gross impaired loans	690	263	953	36	437	473	1,426

2011 (CHF million)

Mortgages	126	5	131	0	43	43	174

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	113	28	141	0	24	24	165

Consumer	266	46	312	0	113	113	425

Real estate	11	6	17	0	24	24	41

Commercial and industrial loans	194	110	304	13	425	438	742

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	254	174	428	13	506	519	947

Gross impaired loans	520	220	740	13	619	632	1,372

Gross impaired loan detail
	6M12			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	149	141	20	141	133	19

Loans collateralized by securities	68	65	57	85	82	50

Consumer finance	117	115	69	152	151	61

Consumer	334	321	146	378	366	130

Real estate	34	30	14	27	22	16

Commercial and industrial loans	498	469	293	675	650	282

Financial institutions	205	203	91	142	141	83

Governments and public institutions	6	5	6	6	4	6

Corporate and institutional loans	743	707	404	850	817	387

Gross impaired loans with a specific allowance	1,077	1,028	550	1,228	1,183	517

Mortgages	25	25	–	33	33	–

Loans collateralized by securities	1	1	–	1	1	–

Consumer finance	38	38	–	13	13	–

Consumer	64	64	–	47	47	–

Real estate	14	14	–	14	14	–

Commercial and industrial loans	261	259	–	67	67	–

Financial institutions	10	10	–	16	16	–

Corporate and institutional loans	285	283	–	97	97	–

Gross impaired loans without specific allowance	349	347	–	144	144	–

Gross impaired loans	1,426	1,375	550	1,372	1,327	517

of which consumer loans	398	385	146	425	413	130

of which corporate and institutional loans	1,028	990	404	947	914	387

Gross impaired loan detail (continued)
	6M12			6M11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	149	1	1	151	1	0

Loans collateralized by securities	68	1	0	43	0	0

Consumer finance	132	2	2	149	1	0

Consumer loans	349	4	3	343	2	0

Real estate	35	0	0	40	0	0

Commercial and industrial loans	563	2	1	598	3	3

Financial institutions	201	1	1	152	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate and institutional loans	805	3	2	796	3	3

Gross impaired loans with a specific allowance	1,154	7	5	1,139	5	3

Mortgages	31	0	0	39	0	0

Loans collateralized by securities	1	0	0	1	0	0

Consumer finance	36	0	0	16	0	0

Consumer loans	68	0	0	56	0	0

Real estate	17	0	0	60	3	3

Commercial and industrial loans	215	2	2	180	0	0

Financial institutions	11	0	0	4	0	0

Corporate and institutional loans	243	2	2	244	3	3

Gross impaired loans without specific allowance	311	2	2	300	3	3

Gross impaired loans	1,465	9	7	1,439	8	6

of which consumer loans	417	4	3	399	2	0

of which corporate and institutional loans	1,048	5	4	1,040	6	6

Other assets and other liabilities	6 Months Ended
Jun. 30, 2012
Other assets and other liabilities
Other assets and other liabilities
Note 16 Other assets and other liabilities
end of	6M12	2011

Other assets (CHF million)

Cash collateral on derivative instruments	13,221	15,812

Cash collateral on non-derivative transactions	2,920	2,083

Derivative instruments used for hedging	3,321	3,607

Assets held-for-sale	20,741	21,205

of which loans	20,115	20,457

of which real estate	619	732

Assets held for separate accounts	14,410	14,407

Interest and fees receivable	6,007	6,084

Deferred tax assets	8,836	8,843

Prepaid expenses	692	593

Failed purchases	2,861	1,513

Other	4,365	3,933

Other assets	77,374	78,080

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,978	11,933

Cash collateral on non-derivative transactions	1,564	1,002

Derivative instruments used for hedging	1,519	1,848

Provisions [1]	1,063	1,098

of which off-balance sheet risk	65	64

Liabilities held for separate accounts	14,410	14,407

Interest and fees payable	7,328	6,983

Current tax liabilities	750	715

Deferred tax liabilities	184	282

Failed sales	5,895	6,888

Other	15,966	17,011

Other liabilities	61,657	62,167

1 Includes provisions for bridge commitments.

Long-term debt	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt
Note 17 Long-term debt
end of	6M12	2011

Long-term debt (CHF million)

Senior	117,239	120,497

Subordinated	22,763	25,998

Non-recourse liabilities from consolidated VIEs	13,860	14,858

Long-term debt	153,862	161,353

of which reported at fair value	65,018	68,036

Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 18 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service cost	Accumu- lated other compre- hensive income

6M12 (CHF million)

Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)

Increase/(decrease)	1	(157)	133	(1)	0	(24)

Reclassification adjustments, included in net income	0	1	(11)	27	0	17

Balance at end of period	1	(10,482)	218	(703)	4	(10,962)

6M11 (CHF million)

Balance at beginning of period	32	(9,994)	99	(871)	5	(10,729)

Increase/(decrease)	5	(1,942)	(14)	0	0	(1,951)

Reclassification adjustments, included in net income	(27)	7	(24)	19	(1)	(26)

Balance at end of period	10	(11,929)	61	(852)	4	(12,706)

Tax	6 Months Ended
Jun. 30, 2012
Tax
Tax
Note 19 Tax
The effective tax rate of 24.4% in 6M12 mainly reflected the impact of the geographical mix of results, an increase in valuation allowances against deferred tax assets resulting from current year losses in the UK and in Asia Pacific, partially offset by the impact of an advanced pricing agreement with tax authorities and a release of contingency reserves of CHF 61 million for uncertain tax positions, mainly as a result of audit settlements as well as the expiration of relevant statutes of limitations.

Overall, net deferred tax assets increased CHF 91 million to CHF 8,652 million as of the end of 6M12. The increase in net deferred tax assets primarily related to foreign exchange translation gains of CHF 55 million.

The presentation of net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities is in accordance with ASC Topic 740 – Income Taxes guidance to interim reporting. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.

As of June 30, 2012, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 7.9 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

The Bank is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 18 million in unrecognized tax benefits within 12 months of the reporting date.

The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2008; the UK – 2006; the US – 2006; Japan – 2005; and the Netherlands – 2005.

Effective tax rate
in	6M12	6M11

Effective tax rate (%)

Effective tax rate	24.4	21.5

Net deferred tax assets
end of	6M12	2011	Change

Net deferred tax assets (CHF million)

Deferred tax assets	8,836	8,843	(7)

of which net operating losses	3,541	3,850	(309)

of which deductible temporary differences	5,295	4,993	302

Deferred tax liabilities	(184)	(282)	98

Net deferred tax assets	8,652	8,561	91

Employee deferred compensation	6 Months Ended
Jun. 30, 2012
Employee deferred compensation
Employee deferred compensation
Note 20 Employee deferred compensation
> Refer to “Note 21 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and “Note 26 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Deferred compensation expense
in	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	411	418

Performance share awards	197	0

2011 Partner Asset Facility awards [1]	513	0

Adjustable Performance Plan awards	203	677

Restricted Cash Awards	86	148

Scaled Incentive Share Units	61	209

Incentive Share Units	33	81

2008 Partner Asset Facility awards [1]	61	73

Other cash awards	166	208

Total deferred compensation expense	1,731	1,814

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Estimated unrecognized deferred compensation expense
end of	6M12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,101

Performance share awards	330

Adjustable Performance Plan awards	309

Restricted Cash Awards	80

Scaled Incentive Share Units	134

Incentive Share Units	40

Other cash awards	93

Total	2,087

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

6M12 activity
In 6M12, the Bank delivered 29.2 million Group shares across all deferred compensation plans.
Share-based award activities
	6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	47.6	0.0	14.4	13.2

Granted	22.1	23.4	0.0	0.0

Settled	(12.2)	0.0	(4.8)	(8.7)

Forfeited	(0.5)	0.0	0.0	(0.3)

Balance at end of period	57.0	23.4	9.6	4.2

of which vested	3.0	0.1	1.2	0.4

of which unvested	54.0	23.3	8.4	3.8

Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2012
Pension and other post-retirement benefits
Pension and other post-retirement benefits
Note 21 Pension and other post-retirement benefits
> Refer to “Note 22 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and “Note 28 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for further information.

The Bank expects to contribute CHF 177 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2012. As of June 30, 2012, CHF 139 million of contributions had been made.

Components of total pension costs
in	6M12	6M11

Total pension costs (CHF million)

Service costs on benefit obligation	17	17

Interest costs on benefit obligation	67	66

Expected return on plan assets	(81)	(82)

Amortization of recognized prior service cost/(credit)	(1)	(1)

Amortization of recognized actuarial losses	42	31

Net periodic pension costs	44	31

Curtailment losses	0	1

Total pension costs	44	32

Derivatives and hedging activities	6 Months Ended
Jun. 30, 2012
Derivatives and hedging activities
Derivatives and hedging activities
Note 22 Derivatives and hedging activities
> Refer to “Note 23 – Derivatives and hedging activities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to “Note 29 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 25 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 6M12	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,036.9	4.1	3.6	0.0	0.0	0.0

Swaps	28,731.0	656.5	647.6	57.3	3.5	1.7

Options bought and sold (OTC)	3,250.2	66.7	67.6	0.0	0.0	0.0

Futures	3,128.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,380.4	0.5	0.4	0.0	0.0	0.0

Interest rate products	44,526.5	727.8	719.2	57.3	3.5	1.7

Forwards	2,372.1	21.5	22.0	21.0	0.1	0.0

Swaps	1,334.2	31.8	48.5	0.0	0.0	0.0

Options bought and sold (OTC)	1,040.7	11.2	11.5	0.0	0.0	0.0

Futures	22.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	4.5	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	4,773.8	64.6	82.1	21.0	0.1	0.0

Forwards	19.1	1.0	1.1	0.0	0.0	0.0

Options bought and sold (OTC)	37.6	1.3	1.3	0.0	0.0	0.0

Futures	0.3	0.0	0.0	0.0	0.0	0.0

Precious metals products	57.0	2.3	2.4	0.0	0.0	0.0

Forwards	4.9	0.8	0.1	0.0	0.0	0.0

Swaps	223.2	5.6	6.2	0.0	0.0	0.0

Options bought and sold (OTC)	239.7	13.2	13.9	0.0	0.0	0.0

Futures	72.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	378.8	17.3	19.9	0.0	0.0	0.0

Equity/index-related products	918.8	36.9	40.1	0.0	0.0	0.0

Credit derivatives [2]	1,952.3	47.6	45.3	0.0	0.0	0.0

Forwards	3.3	0.4	0.4	0.0	0.0	0.0

Swaps	55.7	6.8	6.0	0.0	0.0	0.0

Options bought and sold (OTC)	29.7	1.7	1.7	0.0	0.0	0.0

Futures	177.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	62.3	2.9	2.8	0.0	0.0	0.0

Other products [3]	328.8	11.8	10.9	0.0	0.0	0.0

Total derivative instruments	52,557.2	891.0	900.0	78.3	3.6	1.7

The notional amount for derivative instruments (trading and hedging) was CHF 52,635.5 billion as of 6M12.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,760.7	658.2	650.3	67.9	3.7	2.1

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,373.1	729.0	721.1	67.9	3.7	2.1

Forwards	2,133.8	29.7	30.7	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.4	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,226.5	76.0	94.8	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.5	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.2	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.9	39.4	41.9	0.2	0.0	0.0

Credit derivatives [2]	2,042.8	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,917.0	925.3	934.3	85.5	3.8	2.1

The notional amount for derivative instruments (trading and hedging) was CHF 50,002.5 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	6M12		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	894.6	901.7	929.1	936.4

Counterparty netting [1]	(811.6)	(811.6)	(836.5)	(836.5)

Cash collateral netting [1]	(37.5)	(40.0)	(36.3)	(37.9)

Replacement values (trading and hedging) after netting agreements	45.5	50.1	56.3	62.0

of which recorded in trading assets (PRV) and trading liabilities (NRV)	42.2	48.6	52.7	60.2

of which recorded in other assets (PRV) and other liabilities (NRV)	3.3	1.5	3.6	1.8

1 Netting is based on legally enforceable netting agreements.

Fair value hedges
in	6M12	6M11

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	449	(10)

Foreign exchange products	(12)	(2)

Total	437	(12)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(476)	(17)

Foreign exchange products	12	2

Total	(464)	(15)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(27)	(27)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	0	4

Total	0	4

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	0	31

Total	0	31

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

The net gain associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 1 million.

Net investment hedges
in	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(201)	1,000

Total	(201)	1,000

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	77	(2)

Total	77	(2)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit-risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

6M12 (CHF billion)

Current net exposure	17.1	1.6	0.7	19.4

Collateral posted	16.0	1.5	–	17.5

Additional collateral required in a one-notch downgrade event	0.1	1.5	0.0	1.6

Additional collateral required in a two-notch downgrade event	0.4	2.7	0.5	3.6

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit derivatives
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 3.8 billion and CHF 4.8 billion as of the end of 6M12 and 2011, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 6M12	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(465.5)	441.7		(23.8)	66.6	(7.8)

Non-investment grade	(195.6)	182.4		(13.2)	22.1	(6.1)

Total single-name instruments	(661.1)	624.1		(37.0)	88.7	(13.9)

of which sovereigns	(126.1)	124.2		(1.9)	10.3	(4.3)

of which non-sovereigns	(535.0)	499.9		(35.1)	78.4	(9.6)

Multi-name instruments (CHF billion)

Investment grade [2]	(254.6)	231.0		(23.6)	15.5	(6.8)

Non-investment grade	(24.8)	22.5	[3]	(2.3)	4.6	(4.0)

Total multi-name instruments	(279.4)	253.5		(25.9)	20.1	(10.8)

of which sovereigns	(16.5)	16.2		(0.3)	0.5	(0.7)

of which non-sovereigns	(262.9)	237.3		(25.6)	19.6	(10.1)

Total instruments (CHF billion)

Investment grade [2]	(720.1)	672.7		(47.4)	82.1	(14.6)

Non-investment grade	(220.4)	204.9		(15.5)	26.7	(10.1)

Total instruments	(940.5)	877.6		(62.9)	108.8	(24.7)

of which sovereigns	(142.6)	140.4		(2.2)	10.8	(5.0)

of which non-sovereigns	(797.9)	737.2		(60.7)	98.0	(19.7)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Credit protection sold/purchased (continued)
end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	6M12	2011

Credit derivatives (CHF billion)

Credit protection sold	940.5	991.4

Credit protection purchased	877.6	929.0

Other protection purchased	108.8	95.8

Other instruments [1]	25.4	26.6

Total credit derivatives	1,952.3	2,042.8

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

6M12 (CHF billion)

Single-name instruments	142.8	407.9	110.4	661.1

Multi-name instruments	37.2	137.8	104.4	279.4

Total instruments	180.0	545.7	214.8	940.5

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Guarantees and commitments	6 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees and commitments
Note 23 Guarantees and commitments
> Refer to “Note 24 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to “Note 30 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for further information.

Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

6M12 (CHF million)

Credit guarantees and similar instruments	3,184	13,872	17,056	16,632		134	2,239

Performance guarantees and similar instruments	4,979	4,566	9,545	8,680		65	3,312

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,272	1,135	5,407	5,381		3	2,942

Total guarantees	47,633	30,280	77,913	76,598		1,790	22,520

2011 (CHF million)

Credit guarantees and similar instruments	3,267	4,074	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	4,624	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	989	4,835	4,799		4	2,241

Total guarantees	55,181	33,487	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 was CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2012 to June 30, 2013, the Bank’s share in the deposit insurance guarantee program based on FINMA’s estimate will be stable at CHF 0.6 billion.

PAF2 transaction
The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In 1Q12, the Bank entered into the 2011 Partner Asset Facility (PAF2) transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The Bank has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The Bank also has a credit support facility with this entity that requires us to provide funding to it in certain circumstances. Under the facility, the Bank may be required to fund payments or costs related to amounts due by the entity under the CDS, and any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. The transaction overall is a four-year transaction, but can be extended to nine years. The Bank has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2012 by counterparty type, the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 6M12, and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of June 30, 2012 was USD 29.6 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2012 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to arbitration and litigation [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchased price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59

Increase/(decrease) in provisions, net	16

Realized losses [2]	(19)

Balance at end of period	56	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Mainly related to non-agency securitizations and government-sponsored enterprises.

Realized losses from repurchase of residential mortgage loans sold
in	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(19)	[1]	(3)	[2]

1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

6M12 (CHF million)

Irrevocable commitments under documentary credits	4,529	36	4,565		4,358		1,620

Loan commitments	151,782	65,135	216,917	[2]	211,913		145,017

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,793	1,806	3,599		3,599		252

Total other commitments	205,879	66,977	272,856		267,645		194,664

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	43	5,681		5,201		2,371

Loan commitments	154,394	62,809	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,430	2,147	3,577		3,577		32

Total other commitments	190,347	64,999	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 131,551 million and CHF 134,901 million of unused credit limits which were revocable at the Bank's sole discretion upon notice to the client at the end of 6M12 and 2011, respectively.

In November 2007, Credit Suisse Brazil, a wholly owned subsidiary of Credit Suisse AG, acquired a majority interest (50% plus one share) in Hedging-Griffo and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In 2Q12, the Bank acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 3 – Business developments and subsequent events” for further information.

Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2012
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities
Note 24 Transfers of financial assets and variable interest entities
> Refer to “Note 25 – Transfers of financial assets and variable interest entities in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial report 2Q12 and “Note 31 – Transfers of financial assets and variable interest entities in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M12 and 6M11 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.

Securitizations
in	6M12	6M11

Gains and cash flows (CHF million)

CMBS
Net gain [1]	23	0

Proceeds from transfer of assets	3,718	0

Cash received on interests that continue to be held	35	34

RMBS
Net gain [1]	(2)	36

Proceeds from transfer of assets	8,483	19,542

Purchases of previously transferred financial assets or its underlying collateral	(11)	0

Servicing fees	1	2

Cash received on interests that continue to be held	246	220

Other asset-backed financings
Net gain/(loss) [1]	71	11

Proceeds from transfer of assets	279	591

Purchases of previously transferred financial assets or its underlying collateral [2]	(161)	(185)

Servicing fees	0	1

Cash received on interests that continue to be held	582	378

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of June 30, 2012 and December 31, 2011, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M12	2011

CHF million

CMBS
Principal amount outstanding	35,027	35,487

Total assets of SPE	49,655	52,536

RMBS
Principal amount outstanding	79,484	91,242

Total assets of SPE	82,654	95,297

Other asset-backed financings
Principal amount outstanding	34,984	35,233

Total assets of SPE	34,987	35,307

Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
> Refer to “Note 25 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M12						2011

at time of transfer			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			572			1,154			57			5,095

of which level 2			461			1,116			42			4,695

of which level 3			111			39			15			399

Weighted-average life, in years			9.1			1.4			7.2			5.4

Prepayment speed assumption (rate per annum), in % [1]			–	13.0	-	31.5			–	9.0	-	34.9

Cash flow discount rate (rate per annum), in % [2]	1.9	-	10.7	0.4	-	13.7	2.9	-	10.6	0.5	-	71.2

Expected credit losses (rate per annum), in %	0.8	-	9.0	0.0	-	12.7	1.2	-	9.3	0.3	-	71.0

Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of June 30, 2012 and December 31, 2011.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M12											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			932				2,346			1,106				342				2,960			1,754

of which non-investment grade			114				649			1,091				133				688			1,513

Weighted-average life, in years			7.5				5.3			3.4				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			-		0.0	-	44.9			-				-		0.1	-	30.0			-

Impact on fair value from 10% adverse change			-				(35.3)			-				-				(44.2)			-

Impact on fair value from 20% adverse change			-				(69.3)			-				-				(86.6)			-

Cash flow discount rate (rate per annum), in % [4]	1.5	-	47.2		0.4	-	50.9	0.8	-	27.6		2.3	-	50.1		0.3	-	49.1	0.7	-	58.7

Impact on fair value from 10% adverse change			(47.3)				(76.6)			(1.2)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(65.4)				(116.8)			(2.3)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	1.1	-	46.5		2.5	-	49.4	2.6	-	25.9		1.9	-	49.0		0.9	-	48.9	5.4	-	31.8

Impact on fair value from 10% adverse change			(39.9)				(68.6)			(1.1)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(51.0)				(101.4)			(2.1)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDO's within this category are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of June 30, 2012 and December 31, 2011.
> Refer to “Note 26 – Assets pledged or assigned” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M12	2011

CHF million

CMBS
Other assets	609	664

Liability to SPE, included in Other liabilities	(609)	(664)

RMBS
Other assets	12	12

Liability to SPE, included in Other liabilities	(12)	(12)

Other asset-backed financing activities
Trading assets	1,531	1,851

Other assets	1,359	1,475

Liability to SPE, included in Other liabilities	(2,890)	(3,326)

Variable interest entities
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of June 30, 2012 and December 31, 2011.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 6M12	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,047	24	0	161	70	22	1,324

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	118	0	0	0	0	118

Trading assets	1,206	561	18	2,497	526	1,245	6,053

Investment securities	0	34	0	0	0	0	34

Other investments	0	0	0	0	1,811	516	2,327

Net loans	0	5,397	821	0	56	337	6,611

Premises and equipment	0	0	0	0	496	78	574

Loans held-for-sale	7,520	0	2,661	0	3	0	10,184

Other assets	44	1,015	0	5	481	215	1,760

Total assets of consolidated VIEs	9,817	7,149	3,500	2,663	3,443	2,413	28,985

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	175	175

Trading liabilities	23	0	0	0	3	1,230	1,256

Short-term borrowings	318	6,737	0	40	0	0	7,095

Long-term debt	9,433	21	3,595	310	41	460	13,860

Other liabilities	55	0	1	3	150	471	680

Total liabilities of consolidated VIEs	9,829	6,758	3,596	353	194	2,336	23,066

Consolidated VIEs in which the Bank was the primary beneficiary (continued)
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	527	82	609

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	740	263	1,827

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,850	3,222	29,751

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	157	493	745

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	387	2,432	23,251

Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.

Non-consolidated VIEs
		Financial intermediation

end of 6M12	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	133	3,392	1,202	664	2,437	7,828

Net loans	9	119	1,729	4,125	1,519	7,501

Other assets	0	0	71	0	5	76

Total variable interest assets	142	3,511	3,002	4,789	3,961	15,405

Maximum exposure to loss (CHF million)

Maximum exposure to loss	155	12,997	3,504	5,247	4,651	26,554

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	9,096	113,118	62,922	24,417	8,540	218,093

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,079	9,985

Net loans	0	123	1,302	4,742	3,257	9,424

Other assets	0	0	32	0	369	401

Total variable interest assets	126	5,620	2,783	5,576	5,705	19,810

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,180	6,051	6,075	22,515

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,646	23,633	10,440	213,657

Financial instruments	6 Months Ended
Jun. 30, 2012
Financial instruments
Financial instruments
Note 25 Financial instruments
> Refer to “Note 26 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to “Note 32 – Financial instruments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Assets and liabilities measured at fair value on a recurring basis
end of 6M12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	475	0	0		475

Interest-bearing deposits with banks	0	624	0	0		624

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	147,535	1,186	0		148,721

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Securities received as collateral	29,787	404	0	0		30,191

Debt	99,560	52,687	7,847	0		160,094

of which foreign governments	72,101	8,864	51	0		81,016

of which corporates	2	25,447	4,125	0		29,574

of which RMBS	26,733	8,340	1,253	0		36,326

of which CMBS	0	4,730	1,364	0		6,094

of which CDO	0	5,080	654	0		5,734

Equity	59,852	8,602	429	0		68,883

Derivatives	10,025	872,493	8,586	(848,888)		42,216

of which interest rate products	1,914	723,709	2,195	–		–

of which foreign exchange products	1	63,595	1,045	–		–

of which equity/index-related products	7,317	27,342	2,247	–		–

of which credit derivatives	0	45,537	2,091	–		–

Other	8,551	2,171	2,327	0		13,049

Trading assets	177,988	935,953	19,189	(848,888)		284,242

Debt	2,931	252	91	0		3,274

of which foreign governments	2,931	0	19	0		2,950

of which corporates	0	252	39	0		291

of which CDO	0	0	33	0		33

Equity	314	83	1	0		398

Investment securities	3,245	335	92	0		3,672

Private equity	0	0	4,286	0		4,286

of which equity funds	0	0	2,986	0		2,986

Hedge funds	0	220	274	0		494

of which debt funds	0	143	178	0		321

Other equity investments	223	88	2,519	0		2,830

of which private	0	46	2,519	0		2,565

Life finance instruments	0	0	1,922	0		1,922

Other investments	223	308	9,001	0		9,532

Loans	0	14,115	6,400	0		20,515

of which commercial and industrial loans	0	7,856	3,978	0		11,834

of which financial institutions	0	5,162	2,093	0		7,255

Other intangible assets (mortgage servicing rights)	0	0	63	0		63

Other assets	5,247	25,215	6,635	(209)		36,888

of which loans held-for-sale	0	13,029	6,052	0		19,081

Total assets at fair value	216,490	1,124,964	42,566	(849,097)		534,923

Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(102)	(3,899)	0		(4,190)

Less assets consolidated under ASU 2009-17 [2]	0	(9,099)	(3,499)	0		(12,598)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	216,301	1,115,763	35,168	(849,097)		518,135

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,341	0	0		3,341

Customer deposits	0	4,807	0	0		4,807

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	143,714	0	0		143,714

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Obligations to return securities received as collateral	29,787	404	0	0		30,191

Debt	35,086	10,095	16	0		45,197

of which foreign governments	34,937	1,928	10	0		36,875

of which corporates	0	7,396	6	0		7,402

Equity	21,619	391	27	0		22,037

Derivatives	10,481	883,328	6,088	(851,279)		48,618

of which interest rate products	1,888	715,861	1,334	–		–

of which foreign exchange products	1	79,912	2,205	–		–

of which equity/index-related products	7,749	31,424	889	–		–

of which credit derivatives	0	44,049	1,256	–		–

Trading liabilities	67,186	893,814	6,131	(851,279)		115,852

Short-term borrowings	0	4,378	78	0		4,456

Long-term debt	108	53,233	11,677	0		65,018

of which treasury debt over two years	0	11,102	0	0		11,102

of which structured notes over two years	0	21,099	7,167	0		28,266

of which non-recourse liabilities	108	10,156	2,821	0		13,085

Other liabilities	0	26,355	3,557	(258)		29,654

of which failed sales	0	3,222	1,671	0		4,893

Total liabilities at fair value	97,081	1,130,046	21,443	(851,537)		397,033

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,435	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

Transfers between level 1 and level 2
6M12	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	47	96

Equity	99	202

Derivatives	4,374	16

Trading assets	4,520	314

Liabilities (CHF million)

Debt	26	32

Equity	43	20

Derivatives	5,116	66

Trading liabilities	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186

Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Debt	9,941	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	24	7,847

of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125

of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253

of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364

of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654

Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429

Derivatives	9,588	912	(1,128)	0	0	701	(1,656)	73		54	0		0	42	8,586

of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195

of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247

of which credit derivatives	2,172	455	(328)	0	0	145	(385)	0		22	0		0	10	2,091

Other	2,195	110	(115)	1,239	(1,128)	0	0	(2)		11	0		0	17	2,327

Trading assets	22,191	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	81	19,189

Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92

Equity	6,899	4	(48)	355	(572)	0	0	0		1	0		397	43	7,079

Life finance instruments	1,968	0	0	70	(154)	0	0	0		25	0		0	13	1,922

Other investments	8,867	4	(48)	425	(726)	0	0	0		26	0		397	56	9,001

Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400

of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978

of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093

Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63

Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635

of which loans held-for-sale [2]	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052

Total assets at fair value	46,938	3,982	(4,692)	7,042	(10,073)	2,581	(4,123)	174		180	0		388	169	42,566

Liabilities (CHF million)

Obligations to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131

of which interest rate derivatives	1,588	79	(377)	0	0	63	(67)	23		13	0		0	12	1,334

of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205

of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889

of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256

Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78

Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677

of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167

of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821

Other liabilities	3,890	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,557

of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671

Total liabilities at fair value	24,377	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,443

Net assets/liabilities at fair value	22,561	1,650	(1,757)	6,733	(9,134)	548	463	30		(307)	0		273	63	21,123

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 170 million primarily related to sub-prime exposures in the RMBS business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(9)	0	0	56	(46)	0		(9)	0		0	(122)	1,066

Debt	10,887	1,450	(1,512)	5,293	(6,237)	0	0	98		442	0		1	(1,153)	9,269

of which corporates	3,805	378	(205)	2,182	(1,853)	0	0	46		33	0		1	(550)	3,837

of which RMBS	3,265	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(298)	2,597

of which CMBS	1,862	68	(159)	324	(601)	0	0	4		64	0		0	(122)	1,440

of which CDO	1,134	175	(343)	305	(616)	0	0	12		134	0		0	(102)	699

Equity	623	204	(355)	523	(424)	0	0	40		32	0		38	(67)	614

Derivatives	8,720	1,289	(1,040)	0	0	319	(805)	(51)		474	0		0	(878)	8,028

of which interest rate products	2,071	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(186)	1,514

of which equity/index-related products	2,298	109	(153)	0	0	110	(13)	24		171	0		0	(253)	2,293

of which credit derivatives	2,724	845	(717)	0	0	21	(382)	(65)		222	0		0	(258)	2,390

Other	2,016	105	(199)	1,573	(1,239)	0	(36)	8		20	0		0	(225)	2,023

Trading assets	22,246	3,048	(3,106)	7,389	(7,900)	319	(841)	95		968	0		39	(2,323)	19,934

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,346	23	(66)	626	(1,871)	0	0	0		35	0		891	(846)	8,138

Life finance instruments	1,843	0	0	59	(90)	0	0	0		56	0		0	(190)	1,678

Other investments	11,189	23	(66)	685	(1,961)	0	0	0		91	0		891	(1,036)	9,816

Loans	6,256	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(655)	5,803

of which commercial and industrial loans	3,559	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(343)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,933	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(953)	7,275

Total assets at fair value	50,285	6,953	(8,707)	12,359	(13,200)	2,724	(3,478)	205		1,614	0		919	(5,150)	44,524

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,201	836	(844)	134	(192)	453	(1,071)	(29)		950	0		0	(945)	8,493

of which interest rate derivatives	1,342	26	(10)	0	0	11	(103)	(11)		(146)	0		0	(117)	992

of which foreign exchange derivatives	2,940	59	(33)	0	0	3	(324)	(1)		640	0		0	(319)	2,965

of which equity/index-related derivatives	2,939	94	(232)	0	0	185	(190)	26		252	0		0	(318)	2,756

of which credit derivatives	1,255	623	(507)	0	0	123	(276)	(43)		203	0		0	(128)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,798	3,535	(5,630)	0	0	4,007	(4,963)	54		546	0		0	(1,713)	12,634

of which structured notes over two years	9,486	804	(1,121)	0	0	1,761	(2,282)	(9)		337	0		0	(981)	7,995

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,733	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,704

of which failed sales	1,848	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(193)	2,085

Total liabilities at fair value	30,362	4,921	(6,910)	291	(417)	4,687	(6,586)	(8)		1,664	0		129	(3,079)	25,054

Net assets/liabilities at fair value	19,923	2,032	(1,797)	12,068	(12,783)	(1,963)	3,108	213		(50)	0		790	(2,071)	19,470

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M12				6M11

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(277)	273	(4)	[1]	163	790	953	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	313	426		(2,139)	724	(1,415)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets at fair value
end of 6M12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	Option model	Mean reversion, in %	[1]	10.0	18.0

Debt	7,847

of which corporates	4,125	Option model	Correlation, in %		(85.0)	98.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

		Price	Price, in %		0.0	150.9

		Discounted cash flow	Credit spread, in bp		26.0	168.0

of which RMBS	1,253	Price	Price, in %		0.1	138.0

of which CMBS	1,364	Price	Price, in %		0.1	87.5

		Discounted cash flow	Capitalization rate, in %		5.0	12.0

		Discounted cash flow	Internal rate of return, in %		9.0	15.0

of which CDO	654	Price	Price, in %		0.0	101.8

Equity	429	Discounted cash flow	EBITDA multiple		3.0	12.0

		Discounted cash flow	Capitalization rate, in %		6.5	7.5

Derivatives	8,586

of which interest rate products	2,195	Option model	Correlation, in %		17.1	99.7

		Option model	Prepayment rate, in %		56.0	108.0

		Option model	Volatility, in %		0.3	31.3

of which equity/index-linked products	2,247	Option model	Correlation, in %		(85.0)	98.0

		Option model	Credit spread, in bp		52.0	184.0

		Option model	Volatility, in %		3.0	125.0

of which credit derivatives	2,091	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	97.0

		Discounted cash flow	Credit spread, in bp		3.8	8,719.0

		Discounted cash flow	Recovery rates, in %		0.0	75.0

Other	2,327	Price	Price, in %		0.1	113.0

		Discounted cash flow	Life expectancy, in years		3.5	20.2

Trading assets	19,189

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 6M12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	92	–		–		–		–

Private equity	4,286	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	274	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,519

of which private	2,519	Discounted cash flow		Credit spread, in bp		1,068.0		1,783.0

		Discounted cash flow		EBITDA multiple		2.4		11.3

Life finance instruments	1,922	Discounted cash flow		Life expectancy, in years		1.1		21.9

Other investments	9,001

Loans	6,400

of which commercial and industrial loans	3,978	Discounted cash flow		Credit spread, in bp		0.0		3,773.0

of which financial institutions	2,093	Discounted cash flow		Credit spread, in bp		(162.0)		1,147.3

Other intangible assets (mortgage servicing rights)	63	–		–		–		–

Other assets	6,635

of which loans held-for-sale	6,052	Price		Price, in %		0.0		103.3

		Discounted cash flow		Credit spread, in bp		25.0		1,599.0

Total assets at fair value	42,566

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
end of 6M12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Trading liabilities	6,131

of which interest rate derivatives	1,334	Option model	Basis spread, in bp		(54.0)	1,238.0

		Option model	Correlation, in %		17.1	98.6

		Option model	Mean reversion, in %	[1]	(32.8)	5.0

		Option model	Prepayment rate, in %		45.0	108.0

of which foreign exchange derivatives	2,205	Option model	Correlation, in %		(12.5)	76.3

		Option model	Prepayment rate, in %		56.0	108.0

of which equity/index-related derivatives	889	Option model	Correlation, in %		(85.0)	98.0

		Option model	Skew, in %		70.0	141.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	4.8

of which credit derivatives	1,256	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	65.0

		Discounted cash flow	Credit spread, in bp		2.0	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	77.0

Short-term borrowings	78	–	–		–	–

Long-term debt	11,677

of which structured notes over two years	7,167	Option model	Correlation, in %		(85.0)	98.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

of which non-recourse liabilities	2,821	Price	Price, in %		0.0	103.0

Other liabilities	3,557

of which failed sales	1,671	Price	Price, in %		0.0	93.3

		Discounted cash flow	Credit spread, in bp		0.0	681.2

Total liabilities at fair value	21,443

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
end of 6M12	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	44		49		93	0

Equity funds	33		3,893	[1]	3,926	0

Equity funds sold short	0		(89)		(89)	0

Total funds held in trading assets and liabilities	77		3,853		3,930	0

Debt funds	63		258		321	210

Equity funds	4		45		49	0

Others	4		120		124	55

Hedge funds	71		423	[2]	494	265

Debt funds	96		0		96	18

Equity funds	2,986		0		2,986	829

Real estate funds	374		0		374	156

Others	830		0		830	237

Private equities	4,286		0		4,286	1,240

Equity method investments	390		0		390	0

Total funds held in other investments	4,747		423		5,170	1,505

Total fair value	4,824	[3]	4,276	[4]	9,100	1,505	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 16% is redeemable on an annual basis with a notice period primarily of more than 60 days and 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 69% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 13% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,214 million attributable to noncontrolling interests. 4 Includes CHF 79 million attributable to noncontrolling interests. 5 Includes CHF 473 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non-redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
end of	6M12	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.6	0.7

of which level 3	0.6	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	6M12			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	895	3,712	(2,817)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	624	613	11	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	148,075	646	158,673	157,889	784

Loans	20,515	20,776	(261)	20,693	21,381	(688)

Other assets [1]	21,941	30,081	(8,140)	20,511	30,778	(10,267)

Due to banks and customer deposits	(729)	(703)	(26)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(143,617)	(97)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,456)	(4,524)	68	(3,547)	(3,681)	134

Long-term debt	(65,018)	(69,293)	4,275	(68,036)	(77,000)	8,964

Other liabilities	(4,892)	(7,476)	2,584	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	6M12		6M11

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(12)	[2]	–

of which related to credit risk	(13)		–

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	628	[1]	713	[1]

Other trading assets	10	[2]	(5)	[2]

Other investments	26	[2]	88	[2]

of which related to credit risk	10		(2)

Loans	1	[2]	1,012	[2]

of which related to credit risk	259		134

Other assets	1,223	[1]	2,110	[2]

of which related to credit risk	268		269

Due to banks and customer deposits	4	[2]	(12)	[1]

of which related to credit risk	16		8

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(81)	[1]

Short-term borrowings	(131)	[2]	(141)	[2]

Long-term debt	(2,870)	[2]	(3,943)	[2]

of which related to credit risk [4]	(1,177)		(215)

Other liabilities	265	[2]	(738)	[2]

of which related to credit risk	294		(260)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and estimated fair values of financial instruments
	6M12		2011

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	226,854	236,935	236,935

Securities received as collateral	30,191	30,191	30,191	30,191

Trading assets	275,544	275,544	270,511	270,511

Investment securities	3,674	3,674	3,652	3,652

Loans	221,648	225,405	216,506	220,350

Other financial assets [1]	228,982	229,003	234,615	234,653

Financial liabilities (CHF million)

Due to banks and deposits	343,817	343,757	344,207	344,129

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	189,268	176,559	176,559

Obligation to return securities received as collateral	30,191	30,191	30,191	30,191

Trading liabilities	115,852	115,852	127,809	127,809

Short-term borrowings	19,184	19,187	26,116	26,117

Long-term debt	153,862	152,793	161,353	158,053

Other financial liabilities [2]	132,007	131,814	127,439	127,439

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets and liabilities not measured at fair value where a fair value is disclosed
end of 6M12	Level 1	Level 2	Level 3	Total fair value

Financial assets (CHF million)

Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,082	51	78,133

Loans	0	199,450	5,440	204,890

Other financial assets [1]	102,546	77,232	2,070	181,848

Financial liabilities (CHF million)

Due to banks and deposits	187,146	148,447	16	335,609

Central banks funds purchased, securities purchased under resale agreements and securities lending transactions	0	45,554	0	45,554

Short-term borrowings	0	14,731	0	14,731

Long-term debt	0	82,824	4,940	87,764

Other financial liabilities [2]	0	100,751	1,517	102,268

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	6 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Note 26 Assets pledged or assigned
> Refer to “Note 27 – Assets pledged or assigned” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to” Note 33 – Assets pledged or assigned” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Assets pledged or assigned
end of	6M12	2011

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	167,770	152,527

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,437	373,794

of which sold or repledged	327,554	332,878

Litigation	6 Months Ended
Jun. 30, 2012
Litigation
Litigation
Note 27 Litigation
> Refer to “Note 28 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 for further information.

Summary of significant accounting policies (Policies)	3 Months Ended
Jun. 30, 2012
Summary of significant accounting policies
Basis of presentation
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse AG (the Bank) are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2011, included in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011.

> Refer to “Note 1 – Summary of significant accounting policies” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for a description of the Bank’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP but not required for interim reporting purposes has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment information (Tables)	6 Months Ended
Jun. 30, 2012
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	6M12	6M11

Net revenues (CHF million)

Private Banking	5,308	5,592

Investment Banking	7,068	7,904

Asset Management	1,231	1,274

Adjustments [1,2]	(1,546)	(131)

Net revenues	12,061	14,639

Income/(loss) before taxes (CHF million)

Private Banking	1,381	1,668

Investment Banking	1,381	1,691

Asset Management	387	393

Adjustments [1,3]	(2,015)	(490)

Income before taxes	1,134	3,262

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 229 million and CHF 955 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues. 3 Includes noncontrolling interest income of CHF 203 million and CHF 942 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	6M12	2011

Total assets (CHF million)

Private Banking	366,609	347,476

Investment Banking	796,613	811,689

Asset Management	23,647	23,203

Adjustments [1]	(158,347)	(147,581)

Total assets	1,028,522	1,034,787

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net interest income (Tables)	6 Months Ended
Jun. 30, 2012
Net interest income
Net interest income
in	6M12	6M11

Net interest income (CHF million)

Loans	2,171	2,196

Investment securities	36	43

Trading assets	7,088	6,842

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,558	1,578

Other	1,208	1,595

Interest and dividend income	12,061	12,254

Deposits	(730)	(818)

Short-term borrowings	(36)	(32)

Trading liabilities	(4,552)	(4,640)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(897)	(848)

Long-term debt	(2,417)	(2,828)

Other	(153)	(161)

Interest expense	(8,785)	(9,327)

Net interest income	3,276	2,927

Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2012
Commissions and fees
Commissions and fees
in	6M12	6M11

Commissions and fees (CHF million)

Lending business	652	666

Investment and portfolio management	1,967	2,071

Other securities business	17	17

Fiduciary business	1,984	2,088

Underwriting	722	1,033

Brokerage	1,869	2,175

Underwriting and brokerage	2,591	3,208

Other services	955	1,025

Commissions and fees	6,182	6,987

Trading revenues (Tables)	6 Months Ended
Jun. 30, 2012
Trading revenues
Trading revenues
in	6M12	6M11

Trading revenues (CHF million)

Interest rate products	411	2,500

Foreign exchange products	481	(886)

Equity/index-related products	932	1,152

Credit products	(828)	(158)

Commodity, emission and energy products	88	306

Other products	357	208

Total	1,441	3,122

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	6 Months Ended
Jun. 30, 2012
Other revenues
Other revenues
in	6M12	6M11

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	214	946

Loans held-for-sale	(19)	35

Long-lived assets held-for-sale	(5)	63

Equity method investments	58	60

Other investments	350	261

Other	564	238

Other revenues	1,162	1,603

Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2012
Provision for credit losses
Provision for credit losses
in	6M12	6M11

Provision for credit losses (CHF million)

Provision for loan losses	23	(12)

Provision for lending-related and other exposures	9	(9)

Provision for credit losses	32	(21)

Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
in	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	5,731	6,054

Social security	456	516

Other [1]	504	499

Compensation and benefits [2]	6,691	7,069

1 Includes pension and other post-retirement expense of CHF 383 million and CHF 374 million in 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 168 million and CHF 142 million as of 6M12 and 6M11, respectively.

General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2012
General and administrative expenses
General and administrative expenses
in	6M12	6M11

General and administrative expenses (CHF million)

Occupancy expenses	581	519

IT, machinery, etc.	708	657

Provisions and losses	72	91

Travel and entertainment	185	211

Professional services	886	1,004

Amortization and impairment of other intangible assets	14	14

Other	874	819

General and administrative expenses	3,320	3,315

Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Trading assets and liabilities
Trading assets and liabilities
end of	6M12	2011

Trading assets (CHF million)

Debt securities	160,094	144,961

Equity securities [1]	68,883	66,986

Derivative instruments [2]	42,216	52,735

Other	13,049	15,066

Trading assets	284,242	279,748

Trading liabilities (CHF million)

Short positions	67,239	67,639

Derivative instruments [2]	48,613	60,170

Trading liabilities	115,852	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables

Cash collateral receivables and payables
end of	6M12	2011

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	37,531	36,326

Receivables not netted	13,221	15,812

Total	50,752	52,138

Cash collateral payables (CHF million)

Payables netted against derivative positions	39,970	37,883

Payables not netted [1]	12,978	11,933

Total	52,948	49,816

1 Recorded as cash collateral on derivative instruments in Note 16 - Other assets and other liabilities.

Investment securities (Tables)	6 Months Ended
Jun. 30, 2012
Investment securities
Investment securities
end of	6M12	2011

Investment securities (CHF million)

Debt securities held-to-maturity	2	2

Securities available-for-sale	3,672	3,650

Total investment securities	3,674	3,652

Investment securities by type

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

6M12 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by foreign governments	2,860	91	1	2,950

Corporate debt securities	291	0	0	291

Collateralized debt obligations	33	0	0	33

Debt securities available-for-sale	3,184	91	1	3,274

Banks, trust and insurance companies	220	171	0	391

Industry and all other	7	0	0	7

Equity securities available-for-sale	227	171	0	398

Securities available-for-sale	3,411	262	1	3,672

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	1	0	0	1

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	176	1	0	177

Debt securities available-for-sale	3,445	114	1	3,558

Banks, trust and insurance companies	68	8	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	9	0	92

Securities available-for-sale	3,528	123	1	3,650

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

6M12 (CHF million)

Debt securities issued by foreign governments	967	1	2	0	969	1

Debt securities available-for-sale	967	1	2	0	969	1

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M12		6M11

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	9	330	2,095	1

Realized gains	1	154	40	0

Realized losses	0	0	(22)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

6M12 (CHF million)

Due within 1 year	2	2	4.41	1,584	1,584	3.18

Due from 1 to 5 years	0	0	–	1,552	1,638	3.54

Due from 5 to 10 years	0	0	–	0	0	–

Due after 10 years	0	0	–	48	52	4.85

Total debt securities	2	2	4.41	3,184	3,274	3.38

Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2012
Loans, allowance for loan losses and credit quality
Loans
Loans
end of	6M12	2011

Loans (CHF million)

Mortgages	77,570	75,461

Loans collateralized by securities	26,175	26,350

Consumer finance	4,180	3,759

Consumer	107,925	105,570

Real estate	23,263	22,397

Commercial and industrial loans	58,740	56,984

Financial institutions	32,810	33,058

Governments and public institutions	2,744	2,245

Corporate and institutional loans	117,557	114,684

Gross loans	225,482	220,254

of which held at amortized cost	204,967	199,561

of which held at fair value	20,515	20,693

Net (unearned income)/deferred expenses	(136)	(98)

Allowance for loan losses	(742)	(722)

Net loans	224,604	219,434

Gross loans by location (CHF million)

Switzerland	133,757	132,477

Foreign	91,725	87,777

Gross loans	225,482	220,254

Impaired loan portfolio (CHF million)

Non-performing loans	690	520

Non-interest-earning loans	263	220

Total non-performing and non-interest-earning loans	953	740

Restructured loans	36	13

Potential problem loans	437	619

Total other impaired loans	473	632

Gross impaired loans	1,426	1,372

Allowance for loan losses and gross loans held at amortized cost
Allowance for loan losses and gross loans held at amortized cost by portfolio
	6M12			6M11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	159	563	722	157	675	832

Net movements recognized in statements of operations	21	2	23	(2)	(10)	(12)

Gross write-offs	(20)	(34)	(54)	(21)	(55)	(76)

Recoveries	12	16	28	18	3	21

Net write-offs	(8)	(18)	(26)	(3)	(52)	(55)

Provisions for interest	3	7	10	1	3	4

Foreign currency translation impact and other adjustments, net	(2)	15	13	(6)	(30)	(36)

Balance at end of period	173	569	742	147	586	733

of which individually evaluated for impairment	146	404	550	112	426	538

of which collectively evaluated for impairment	27	165	192	35	160	195

Gross loans held at amortized cost (CHF million)

Balance at end of period	107,914	97,053	204,967	102,431	86,513	188,944

of which individually evaluated for impairment	334	743	1,077	313	743	1,056

of which collectively evaluated for impairment	107,580	96,310	203,890	102,118	85,770	187,888

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	6M12			6M11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	3,361	3,709	0	2,077	2,077

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0

Reclassifications to loans held-for-sale [3]	0	816	816	0	656	656

Sales [3]	0	707	707	0	483	483

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that could not be sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

6M12 (CHF million)

Mortgages	370	687	11,066	50,420	14,431	430	10	16	0	140	77,570

Loans collateralized by securities	27	41	511	22,625	2,771	98	0	33	0	69	26,175

Consumer finance	0	5	65	3,007	909	20	0	4	13	146	4,169

Consumer	397	733	11,642	76,052	18,111	548	10	53	13	355	107,914

Real estate	317	243	1,123	12,093	8,757	371	0	3	0	45	22,952

Commercial and industrial loans	283	226	1,490	21,549	19,353	3,138	138	6	47	677	46,907

Financial institutions	3,414	1,991	11,615	5,446	2,241	655	2	45	0	145	25,554

Governments and public institutions	55	40	299	533	134	100	473	0	0	6	1,640

Corporate and institutional loans	4,069	2,500	14,527	39,621	30,485	4,264	613	54	47	873	97,053

Gross loans held at amortized cost	4,466	3,233	26,169	115,673	48,596	4,812	623	107	60	1,228	204,967

Value of collateral [1]	3,807	2,204	17,197	105,466	40,273	3,160	92	95	0	699	172,993

2011 (CHF million)

Mortgages	163	628	8,433	48,871	16,635	556	8	16	0	151	75,461

Loans collateralized by securities	1	18	396	24,027	1,746	87	0	2	0	73	26,350

Consumer finance	0	4	43	2,994	507	20	0	9	23	150	3,750

Consumer	164	650	8,872	75,892	18,888	663	8	27	23	374	105,561

Real estate	340	196	907	11,397	8,969	273	0	3	0	40	22,125

Commercial and industrial loans	398	245	1,676	20,345	18,281	2,927	171	26	117	648	44,834

Financial institutions	3,906	2,091	11,120	5,483	1,875	760	3	43	0	119	25,400

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate and institutional loans	4,699	2,616	14,023	37,669	29,283	4,064	644	72	117	813	94,000

Gross loans held at amortized cost	4,863	3,266	22,895	113,561	48,171	4,727	652	99	140	1,187	199,561

Value of collateral [1]	3,931	1,696	13,535	104,129	39,447	2,760	96	82	0	727	166,403

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

6M12 (CHF million)

Mortgages	77,286	103	52	6	123	284	77,570

Loans collateralized by securities	25,925	216	7	12	15	250	26,175

Consumer finance	3,708	370	28	48	15	461	4,169

Consumer	106,919	689	87	66	153	995	107,914

Real estate	22,852	78	4	9	9	100	22,952

Commercial and industrial loans	46,210	389	40	115	153	697	46,907

Financial institutions	25,300	225	1	15	13	254	25,554

Governments and public institutions	1,610	30	0	0	0	30	1,640

Corporate and institutional loans	95,972	722	45	139	175	1,081	97,053

Gross loans held at amortized cost	202,891	1,411	132	205	328	2,076	204,967

2011 (CHF million)

Mortgages	75,280	46	11	3	121	181	75,461

Loans collateralized by securities	26,142	180	11	3	14	208	26,350

Consumer finance	3,308	372	29	26	15	442	3,750

Consumer	104,730	598	51	32	150	831	105,561

Real estate	22,069	41	3	1	11	56	22,125

Commercial and industrial loans	44,114	444	87	48	141	720	44,834

Financial institutions	25,249	78	2	48	23	151	25,400

Governments and public institutions	1,640	1	0	0	0	1	1,641

Corporate and institutional loans	93,072	564	92	97	175	928	94,000

Gross loans held at amortized cost	197,802	1,162	143	129	325	1,759	199,561

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

6M12 (CHF million)

Mortgages	135	7	142	0	32	32	174

Loans collateralized by securities	58	11	69	0	0	0	69

Consumer finance	113	28	141	0	14	14	155

Consumer	306	46	352	0	46	46	398

Real estate	23	4	27	0	21	21	48

Commercial and industrial loans	253	158	411	36	312	348	759

Financial institutions	108	49	157	0	58	58	215

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	384	217	601	36	391	427	1,028

Gross impaired loans	690	263	953	36	437	473	1,426

2011 (CHF million)

Mortgages	126	5	131	0	43	43	174

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	113	28	141	0	24	24	165

Consumer	266	46	312	0	113	113	425

Real estate	11	6	17	0	24	24	41

Commercial and industrial loans	194	110	304	13	425	438	742

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	254	174	428	13	506	519	947

Gross impaired loans	520	220	740	13	619	632	1,372

Gross impaired loan detail
Gross impaired loan detail
	6M12			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	149	141	20	141	133	19

Loans collateralized by securities	68	65	57	85	82	50

Consumer finance	117	115	69	152	151	61

Consumer	334	321	146	378	366	130

Real estate	34	30	14	27	22	16

Commercial and industrial loans	498	469	293	675	650	282

Financial institutions	205	203	91	142	141	83

Governments and public institutions	6	5	6	6	4	6

Corporate and institutional loans	743	707	404	850	817	387

Gross impaired loans with a specific allowance	1,077	1,028	550	1,228	1,183	517

Mortgages	25	25	–	33	33	–

Loans collateralized by securities	1	1	–	1	1	–

Consumer finance	38	38	–	13	13	–

Consumer	64	64	–	47	47	–

Real estate	14	14	–	14	14	–

Commercial and industrial loans	261	259	–	67	67	–

Financial institutions	10	10	–	16	16	–

Corporate and institutional loans	285	283	–	97	97	–

Gross impaired loans without specific allowance	349	347	–	144	144	–

Gross impaired loans	1,426	1,375	550	1,372	1,327	517

of which consumer loans	398	385	146	425	413	130

of which corporate and institutional loans	1,028	990	404	947	914	387

Gross impaired loan detail (continued)
	6M12			6M11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	149	1	1	151	1	0

Loans collateralized by securities	68	1	0	43	0	0

Consumer finance	132	2	2	149	1	0

Consumer loans	349	4	3	343	2	0

Real estate	35	0	0	40	0	0

Commercial and industrial loans	563	2	1	598	3	3

Financial institutions	201	1	1	152	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate and institutional loans	805	3	2	796	3	3

Gross impaired loans with a specific allowance	1,154	7	5	1,139	5	3

Mortgages	31	0	0	39	0	0

Loans collateralized by securities	1	0	0	1	0	0

Consumer finance	36	0	0	16	0	0

Consumer loans	68	0	0	56	0	0

Real estate	17	0	0	60	3	3

Commercial and industrial loans	215	2	2	180	0	0

Financial institutions	11	0	0	4	0	0

Corporate and institutional loans	243	2	2	244	3	3

Gross impaired loans without specific allowance	311	2	2	300	3	3

Gross impaired loans	1,465	9	7	1,439	8	6

of which consumer loans	417	4	3	399	2	0

of which corporate and institutional loans	1,048	5	4	1,040	6	6

Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other assets and other liabilities
Other assets and other liabilities
end of	6M12	2011

Other assets (CHF million)

Cash collateral on derivative instruments	13,221	15,812

Cash collateral on non-derivative transactions	2,920	2,083

Derivative instruments used for hedging	3,321	3,607

Assets held-for-sale	20,741	21,205

of which loans	20,115	20,457

of which real estate	619	732

Assets held for separate accounts	14,410	14,407

Interest and fees receivable	6,007	6,084

Deferred tax assets	8,836	8,843

Prepaid expenses	692	593

Failed purchases	2,861	1,513

Other	4,365	3,933

Other assets	77,374	78,080

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,978	11,933

Cash collateral on non-derivative transactions	1,564	1,002

Derivative instruments used for hedging	1,519	1,848

Provisions [1]	1,063	1,098

of which off-balance sheet risk	65	64

Liabilities held for separate accounts	14,410	14,407

Interest and fees payable	7,328	6,983

Current tax liabilities	750	715

Deferred tax liabilities	184	282

Failed sales	5,895	6,888

Other	15,966	17,011

Other liabilities	61,657	62,167

1 Includes provisions for bridge commitments.

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt
end of	6M12	2011

Long-term debt (CHF million)

Senior	117,239	120,497

Subordinated	22,763	25,998

Non-recourse liabilities from consolidated VIEs	13,860	14,858

Long-term debt	153,862	161,353

of which reported at fair value	65,018	68,036

Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service cost	Accumu- lated other compre- hensive income

6M12 (CHF million)

Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)

Increase/(decrease)	1	(157)	133	(1)	0	(24)

Reclassification adjustments, included in net income	0	1	(11)	27	0	17

Balance at end of period	1	(10,482)	218	(703)	4	(10,962)

6M11 (CHF million)

Balance at beginning of period	32	(9,994)	99	(871)	5	(10,729)

Increase/(decrease)	5	(1,942)	(14)	0	0	(1,951)

Reclassification adjustments, included in net income	(27)	7	(24)	19	(1)	(26)

Balance at end of period	10	(11,929)	61	(852)	4	(12,706)

Tax (Tables)	6 Months Ended
Jun. 30, 2012
Tax
Effective tax rate
Effective tax rate
in	6M12	6M11

Effective tax rate (%)

Effective tax rate	24.4	21.5

Net deferred tax assets
Net deferred tax assets
end of	6M12	2011	Change

Net deferred tax assets (CHF million)

Deferred tax assets	8,836	8,843	(7)

of which net operating losses	3,541	3,850	(309)

of which deductible temporary differences	5,295	4,993	302

Deferred tax liabilities	(184)	(282)	98

Net deferred tax assets	8,652	8,561	91

Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2012
Employee deferred compensation
Deferred compensation expense
Deferred compensation expense
in	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	411	418

Performance share awards	197	0

2011 Partner Asset Facility awards [1]	513	0

Adjustable Performance Plan awards	203	677

Restricted Cash Awards	86	148

Scaled Incentive Share Units	61	209

Incentive Share Units	33	81

2008 Partner Asset Facility awards [1]	61	73

Other cash awards	166	208

Total deferred compensation expense	1,731	1,814

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation expense
end of	6M12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,101

Performance share awards	330

Adjustable Performance Plan awards	309

Restricted Cash Awards	80

Scaled Incentive Share Units	134

Incentive Share Units	40

Other cash awards	93

Total	2,087

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

Share-based compensation disclosures
Share-based award activities
Share-based award activities
	6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	47.6	0.0	14.4	13.2

Granted	22.1	23.4	0.0	0.0

Settled	(12.2)	0.0	(4.8)	(8.7)

Forfeited	(0.5)	0.0	0.0	(0.3)

Balance at end of period	57.0	23.4	9.6	4.2

of which vested	3.0	0.1	1.2	0.4

of which unvested	54.0	23.3	8.4	3.8

Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2012
Pension and other post-retirement benefits
Components of total pension costs
Components of total pension costs
in	6M12	6M11

Total pension costs (CHF million)

Service costs on benefit obligation	17	17

Interest costs on benefit obligation	67	66

Expected return on plan assets	(81)	(82)

Amortization of recognized prior service cost/(credit)	(1)	(1)

Amortization of recognized actuarial losses	42	31

Net periodic pension costs	44	31

Curtailment losses	0	1

Total pension costs	44	32

Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2012
Derivatives and hedging activities
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 6M12	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,036.9	4.1	3.6	0.0	0.0	0.0

Swaps	28,731.0	656.5	647.6	57.3	3.5	1.7

Options bought and sold (OTC)	3,250.2	66.7	67.6	0.0	0.0	0.0

Futures	3,128.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,380.4	0.5	0.4	0.0	0.0	0.0

Interest rate products	44,526.5	727.8	719.2	57.3	3.5	1.7

Forwards	2,372.1	21.5	22.0	21.0	0.1	0.0

Swaps	1,334.2	31.8	48.5	0.0	0.0	0.0

Options bought and sold (OTC)	1,040.7	11.2	11.5	0.0	0.0	0.0

Futures	22.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	4.5	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	4,773.8	64.6	82.1	21.0	0.1	0.0

Forwards	19.1	1.0	1.1	0.0	0.0	0.0

Options bought and sold (OTC)	37.6	1.3	1.3	0.0	0.0	0.0

Futures	0.3	0.0	0.0	0.0	0.0	0.0

Precious metals products	57.0	2.3	2.4	0.0	0.0	0.0

Forwards	4.9	0.8	0.1	0.0	0.0	0.0

Swaps	223.2	5.6	6.2	0.0	0.0	0.0

Options bought and sold (OTC)	239.7	13.2	13.9	0.0	0.0	0.0

Futures	72.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	378.8	17.3	19.9	0.0	0.0	0.0

Equity/index-related products	918.8	36.9	40.1	0.0	0.0	0.0

Credit derivatives [2]	1,952.3	47.6	45.3	0.0	0.0	0.0

Forwards	3.3	0.4	0.4	0.0	0.0	0.0

Swaps	55.7	6.8	6.0	0.0	0.0	0.0

Options bought and sold (OTC)	29.7	1.7	1.7	0.0	0.0	0.0

Futures	177.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	62.3	2.9	2.8	0.0	0.0	0.0

Other products [3]	328.8	11.8	10.9	0.0	0.0	0.0

Total derivative instruments	52,557.2	891.0	900.0	78.3	3.6	1.7

The notional amount for derivative instruments (trading and hedging) was CHF 52,635.5 billion as of 6M12.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,760.7	658.2	650.3	67.9	3.7	2.1

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,373.1	729.0	721.1	67.9	3.7	2.1

Forwards	2,133.8	29.7	30.7	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.4	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,226.5	76.0	94.8	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.5	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.2	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.9	39.4	41.9	0.2	0.0	0.0

Credit derivatives [2]	2,042.8	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,917.0	925.3	934.3	85.5	3.8	2.1

The notional amount for derivative instruments (trading and hedging) was CHF 50,002.5 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	6M12		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	894.6	901.7	929.1	936.4

Counterparty netting [1]	(811.6)	(811.6)	(836.5)	(836.5)

Cash collateral netting [1]	(37.5)	(40.0)	(36.3)	(37.9)

Replacement values (trading and hedging) after netting agreements	45.5	50.1	56.3	62.0

of which recorded in trading assets (PRV) and trading liabilities (NRV)	42.2	48.6	52.7	60.2

of which recorded in other assets (PRV) and other liabilities (NRV)	3.3	1.5	3.6	1.8

1 Netting is based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	6M12	6M11

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	449	(10)

Foreign exchange products	(12)	(2)

Total	437	(12)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(476)	(17)

Foreign exchange products	12	2

Total	(464)	(15)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(27)	(27)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	0	4

Total	0	4

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	0	31

Total	0	31

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(201)	1,000

Total	(201)	1,000

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	77	(2)

Total	77	(2)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

6M12 (CHF billion)

Current net exposure	17.1	1.6	0.7	19.4

Collateral posted	16.0	1.5	–	17.5

Additional collateral required in a one-notch downgrade event	0.1	1.5	0.0	1.6

Additional collateral required in a two-notch downgrade event	0.4	2.7	0.5	3.6

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 6M12	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(465.5)	441.7		(23.8)	66.6	(7.8)

Non-investment grade	(195.6)	182.4		(13.2)	22.1	(6.1)

Total single-name instruments	(661.1)	624.1		(37.0)	88.7	(13.9)

of which sovereigns	(126.1)	124.2		(1.9)	10.3	(4.3)

of which non-sovereigns	(535.0)	499.9		(35.1)	78.4	(9.6)

Multi-name instruments (CHF billion)

Investment grade [2]	(254.6)	231.0		(23.6)	15.5	(6.8)

Non-investment grade	(24.8)	22.5	[3]	(2.3)	4.6	(4.0)

Total multi-name instruments	(279.4)	253.5		(25.9)	20.1	(10.8)

of which sovereigns	(16.5)	16.2		(0.3)	0.5	(0.7)

of which non-sovereigns	(262.9)	237.3		(25.6)	19.6	(10.1)

Total instruments (CHF billion)

Investment grade [2]	(720.1)	672.7		(47.4)	82.1	(14.6)

Non-investment grade	(220.4)	204.9		(15.5)	26.7	(10.1)

Total instruments	(940.5)	877.6		(62.9)	108.8	(24.7)

of which sovereigns	(142.6)	140.4		(2.2)	10.8	(5.0)

of which non-sovereigns	(797.9)	737.2		(60.7)	98.0	(19.7)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Credit protection sold/purchased (continued)
end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M12	2011

Credit derivatives (CHF billion)

Credit protection sold	940.5	991.4

Credit protection purchased	877.6	929.0

Other protection purchased	108.8	95.8

Other instruments [1]	25.4	26.6

Total credit derivatives	1,952.3	2,042.8

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

6M12 (CHF billion)

Single-name instruments	142.8	407.9	110.4	661.1

Multi-name instruments	37.2	137.8	104.4	279.4

Total instruments	180.0	545.7	214.8	940.5

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

6M12 (CHF million)

Credit guarantees and similar instruments	3,184	13,872	17,056	16,632		134	2,239

Performance guarantees and similar instruments	4,979	4,566	9,545	8,680		65	3,312

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,272	1,135	5,407	5,381		3	2,942

Total guarantees	47,633	30,280	77,913	76,598		1,790	22,520

2011 (CHF million)

Credit guarantees and similar instruments	3,267	4,074	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	4,624	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	989	4,835	4,799		4	2,241

Total guarantees	55,181	33,487	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of June 30, 2012 was USD 29.6 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2012 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to arbitration and litigation [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchased price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59

Increase/(decrease) in provisions, net	16

Realized losses [2]	(19)

Balance at end of period	56	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Mainly related to non-agency securitizations and government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
Realized losses from repurchase of residential mortgage loans sold
in	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(19)	[1]	(3)	[2]

1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

6M12 (CHF million)

Irrevocable commitments under documentary credits	4,529	36	4,565		4,358		1,620

Loan commitments	151,782	65,135	216,917	[2]	211,913		145,017

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,793	1,806	3,599		3,599		252

Total other commitments	205,879	66,977	272,856		267,645		194,664

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	43	5,681		5,201		2,371

Loan commitments	154,394	62,809	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,430	2,147	3,577		3,577		32

Total other commitments	190,347	64,999	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 131,551 million and CHF 134,901 million of unused credit limits which were revocable at the Bank's sole discretion upon notice to the client at the end of 6M12 and 2011, respectively.

Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2012
Transfers of financial assets and variable interest entities
Securitizations
Securitizations
in	6M12	6M11

Gains and cash flows (CHF million)

CMBS
Net gain [1]	23	0

Proceeds from transfer of assets	3,718	0

Cash received on interests that continue to be held	35	34

RMBS
Net gain [1]	(2)	36

Proceeds from transfer of assets	8,483	19,542

Purchases of previously transferred financial assets or its underlying collateral	(11)	0

Servicing fees	1	2

Cash received on interests that continue to be held	246	220

Other asset-backed financings
Net gain/(loss) [1]	71	11

Proceeds from transfer of assets	279	591

Purchases of previously transferred financial assets or its underlying collateral [2]	(161)	(185)

Servicing fees	0	1

Cash received on interests that continue to be held	582	378

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M12	2011

CHF million

CMBS
Principal amount outstanding	35,027	35,487

Total assets of SPE	49,655	52,536

RMBS
Principal amount outstanding	79,484	91,242

Total assets of SPE	82,654	95,297

Other asset-backed financings
Principal amount outstanding	34,984	35,233

Total assets of SPE	34,987	35,307

Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M12						2011

at time of transfer			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			572			1,154			57			5,095

of which level 2			461			1,116			42			4,695

of which level 3			111			39			15			399

Weighted-average life, in years			9.1			1.4			7.2			5.4

Prepayment speed assumption (rate per annum), in % [1]			–	13.0	-	31.5			–	9.0	-	34.9

Cash flow discount rate (rate per annum), in % [2]	1.9	-	10.7	0.4	-	13.7	2.9	-	10.6	0.5	-	71.2

Expected credit losses (rate per annum), in %	0.8	-	9.0	0.0	-	12.7	1.2	-	9.3	0.3	-	71.0

Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M12											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			932				2,346			1,106				342				2,960			1,754

of which non-investment grade			114				649			1,091				133				688			1,513

Weighted-average life, in years			7.5				5.3			3.4				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			-		0.0	-	44.9			-				-		0.1	-	30.0			-

Impact on fair value from 10% adverse change			-				(35.3)			-				-				(44.2)			-

Impact on fair value from 20% adverse change			-				(69.3)			-				-				(86.6)			-

Cash flow discount rate (rate per annum), in % [4]	1.5	-	47.2		0.4	-	50.9	0.8	-	27.6		2.3	-	50.1		0.3	-	49.1	0.7	-	58.7

Impact on fair value from 10% adverse change			(47.3)				(76.6)			(1.2)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(65.4)				(116.8)			(2.3)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	1.1	-	46.5		2.5	-	49.4	2.6	-	25.9		1.9	-	49.0		0.9	-	48.9	5.4	-	31.8

Impact on fair value from 10% adverse change			(39.9)				(68.6)			(1.1)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(51.0)				(101.4)			(2.1)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDO's within this category are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M12	2011

CHF million

CMBS
Other assets	609	664

Liability to SPE, included in Other liabilities	(609)	(664)

RMBS
Other assets	12	12

Liability to SPE, included in Other liabilities	(12)	(12)

Other asset-backed financing activities
Trading assets	1,531	1,851

Other assets	1,359	1,475

Liability to SPE, included in Other liabilities	(2,890)	(3,326)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 6M12	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,047	24	0	161	70	22	1,324

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	118	0	0	0	0	118

Trading assets	1,206	561	18	2,497	526	1,245	6,053

Investment securities	0	34	0	0	0	0	34

Other investments	0	0	0	0	1,811	516	2,327

Net loans	0	5,397	821	0	56	337	6,611

Premises and equipment	0	0	0	0	496	78	574

Loans held-for-sale	7,520	0	2,661	0	3	0	10,184

Other assets	44	1,015	0	5	481	215	1,760

Total assets of consolidated VIEs	9,817	7,149	3,500	2,663	3,443	2,413	28,985

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	175	175

Trading liabilities	23	0	0	0	3	1,230	1,256

Short-term borrowings	318	6,737	0	40	0	0	7,095

Long-term debt	9,433	21	3,595	310	41	460	13,860

Other liabilities	55	0	1	3	150	471	680

Total liabilities of consolidated VIEs	9,829	6,758	3,596	353	194	2,336	23,066

Consolidated VIEs in which the Bank was the primary beneficiary (continued)
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	527	82	609

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	740	263	1,827

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,850	3,222	29,751

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	157	493	745

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	387	2,432	23,251

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation

end of 6M12	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	133	3,392	1,202	664	2,437	7,828

Net loans	9	119	1,729	4,125	1,519	7,501

Other assets	0	0	71	0	5	76

Total variable interest assets	142	3,511	3,002	4,789	3,961	15,405

Maximum exposure to loss (CHF million)

Maximum exposure to loss	155	12,997	3,504	5,247	4,651	26,554

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	9,096	113,118	62,922	24,417	8,540	218,093

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,079	9,985

Net loans	0	123	1,302	4,742	3,257	9,424

Other assets	0	0	32	0	369	401

Total variable interest assets	126	5,620	2,783	5,576	5,705	19,810

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,180	6,051	6,075	22,515

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,646	23,633	10,440	213,657

Financial instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial instruments
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 6M12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	475	0	0		475

Interest-bearing deposits with banks	0	624	0	0		624

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	147,535	1,186	0		148,721

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Securities received as collateral	29,787	404	0	0		30,191

Debt	99,560	52,687	7,847	0		160,094

of which foreign governments	72,101	8,864	51	0		81,016

of which corporates	2	25,447	4,125	0		29,574

of which RMBS	26,733	8,340	1,253	0		36,326

of which CMBS	0	4,730	1,364	0		6,094

of which CDO	0	5,080	654	0		5,734

Equity	59,852	8,602	429	0		68,883

Derivatives	10,025	872,493	8,586	(848,888)		42,216

of which interest rate products	1,914	723,709	2,195	–		–

of which foreign exchange products	1	63,595	1,045	–		–

of which equity/index-related products	7,317	27,342	2,247	–		–

of which credit derivatives	0	45,537	2,091	–		–

Other	8,551	2,171	2,327	0		13,049

Trading assets	177,988	935,953	19,189	(848,888)		284,242

Debt	2,931	252	91	0		3,274

of which foreign governments	2,931	0	19	0		2,950

of which corporates	0	252	39	0		291

of which CDO	0	0	33	0		33

Equity	314	83	1	0		398

Investment securities	3,245	335	92	0		3,672

Private equity	0	0	4,286	0		4,286

of which equity funds	0	0	2,986	0		2,986

Hedge funds	0	220	274	0		494

of which debt funds	0	143	178	0		321

Other equity investments	223	88	2,519	0		2,830

of which private	0	46	2,519	0		2,565

Life finance instruments	0	0	1,922	0		1,922

Other investments	223	308	9,001	0		9,532

Loans	0	14,115	6,400	0		20,515

of which commercial and industrial loans	0	7,856	3,978	0		11,834

of which financial institutions	0	5,162	2,093	0		7,255

Other intangible assets (mortgage servicing rights)	0	0	63	0		63

Other assets	5,247	25,215	6,635	(209)		36,888

of which loans held-for-sale	0	13,029	6,052	0		19,081

Total assets at fair value	216,490	1,124,964	42,566	(849,097)		534,923

Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(102)	(3,899)	0		(4,190)

Less assets consolidated under ASU 2009-17 [2]	0	(9,099)	(3,499)	0		(12,598)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	216,301	1,115,763	35,168	(849,097)		518,135

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,341	0	0		3,341

Customer deposits	0	4,807	0	0		4,807

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	143,714	0	0		143,714

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Obligations to return securities received as collateral	29,787	404	0	0		30,191

Debt	35,086	10,095	16	0		45,197

of which foreign governments	34,937	1,928	10	0		36,875

of which corporates	0	7,396	6	0		7,402

Equity	21,619	391	27	0		22,037

Derivatives	10,481	883,328	6,088	(851,279)		48,618

of which interest rate products	1,888	715,861	1,334	–		–

of which foreign exchange products	1	79,912	2,205	–		–

of which equity/index-related products	7,749	31,424	889	–		–

of which credit derivatives	0	44,049	1,256	–		–

Trading liabilities	67,186	893,814	6,131	(851,279)		115,852

Short-term borrowings	0	4,378	78	0		4,456

Long-term debt	108	53,233	11,677	0		65,018

of which treasury debt over two years	0	11,102	0	0		11,102

of which structured notes over two years	0	21,099	7,167	0		28,266

of which non-recourse liabilities	108	10,156	2,821	0		13,085

Other liabilities	0	26,355	3,557	(258)		29,654

of which failed sales	0	3,222	1,671	0		4,893

Total liabilities at fair value	97,081	1,130,046	21,443	(851,537)		397,033

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,435	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
6M12	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	47	96

Equity	99	202

Derivatives	4,374	16

Trading assets	4,520	314

Liabilities (CHF million)

Debt	26	32

Equity	43	20

Derivatives	5,116	66

Trading liabilities	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186

Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Debt	9,941	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	24	7,847

of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125

of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253

of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364

of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654

Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429

Derivatives	9,588	912	(1,128)	0	0	701	(1,656)	73		54	0		0	42	8,586

of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195

of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247

of which credit derivatives	2,172	455	(328)	0	0	145	(385)	0		22	0		0	10	2,091

Other	2,195	110	(115)	1,239	(1,128)	0	0	(2)		11	0		0	17	2,327

Trading assets	22,191	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	81	19,189

Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92

Equity	6,899	4	(48)	355	(572)	0	0	0		1	0		397	43	7,079

Life finance instruments	1,968	0	0	70	(154)	0	0	0		25	0		0	13	1,922

Other investments	8,867	4	(48)	425	(726)	0	0	0		26	0		397	56	9,001

Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400

of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978

of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093

Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63

Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635

of which loans held-for-sale [2]	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052

Total assets at fair value	46,938	3,982	(4,692)	7,042	(10,073)	2,581	(4,123)	174		180	0		388	169	42,566

Liabilities (CHF million)

Obligations to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131

of which interest rate derivatives	1,588	79	(377)	0	0	63	(67)	23		13	0		0	12	1,334

of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205

of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889

of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256

Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78

Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677

of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167

of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821

Other liabilities	3,890	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,557

of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671

Total liabilities at fair value	24,377	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,443

Net assets/liabilities at fair value	22,561	1,650	(1,757)	6,733	(9,134)	548	463	30		(307)	0		273	63	21,123

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 170 million primarily related to sub-prime exposures in the RMBS business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(9)	0	0	56	(46)	0		(9)	0		0	(122)	1,066

Debt	10,887	1,450	(1,512)	5,293	(6,237)	0	0	98		442	0		1	(1,153)	9,269

of which corporates	3,805	378	(205)	2,182	(1,853)	0	0	46		33	0		1	(550)	3,837

of which RMBS	3,265	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(298)	2,597

of which CMBS	1,862	68	(159)	324	(601)	0	0	4		64	0		0	(122)	1,440

of which CDO	1,134	175	(343)	305	(616)	0	0	12		134	0		0	(102)	699

Equity	623	204	(355)	523	(424)	0	0	40		32	0		38	(67)	614

Derivatives	8,720	1,289	(1,040)	0	0	319	(805)	(51)		474	0		0	(878)	8,028

of which interest rate products	2,071	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(186)	1,514

of which equity/index-related products	2,298	109	(153)	0	0	110	(13)	24		171	0		0	(253)	2,293

of which credit derivatives	2,724	845	(717)	0	0	21	(382)	(65)		222	0		0	(258)	2,390

Other	2,016	105	(199)	1,573	(1,239)	0	(36)	8		20	0		0	(225)	2,023

Trading assets	22,246	3,048	(3,106)	7,389	(7,900)	319	(841)	95		968	0		39	(2,323)	19,934

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,346	23	(66)	626	(1,871)	0	0	0		35	0		891	(846)	8,138

Life finance instruments	1,843	0	0	59	(90)	0	0	0		56	0		0	(190)	1,678

Other investments	11,189	23	(66)	685	(1,961)	0	0	0		91	0		891	(1,036)	9,816

Loans	6,256	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(655)	5,803

of which commercial and industrial loans	3,559	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(343)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,933	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(953)	7,275

Total assets at fair value	50,285	6,953	(8,707)	12,359	(13,200)	2,724	(3,478)	205		1,614	0		919	(5,150)	44,524

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,201	836	(844)	134	(192)	453	(1,071)	(29)		950	0		0	(945)	8,493

of which interest rate derivatives	1,342	26	(10)	0	0	11	(103)	(11)		(146)	0		0	(117)	992

of which foreign exchange derivatives	2,940	59	(33)	0	0	3	(324)	(1)		640	0		0	(319)	2,965

of which equity/index-related derivatives	2,939	94	(232)	0	0	185	(190)	26		252	0		0	(318)	2,756

of which credit derivatives	1,255	623	(507)	0	0	123	(276)	(43)		203	0		0	(128)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,798	3,535	(5,630)	0	0	4,007	(4,963)	54		546	0		0	(1,713)	12,634

of which structured notes over two years	9,486	804	(1,121)	0	0	1,761	(2,282)	(9)		337	0		0	(981)	7,995

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,733	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,704

of which failed sales	1,848	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(193)	2,085

Total liabilities at fair value	30,362	4,921	(6,910)	291	(417)	4,687	(6,586)	(8)		1,664	0		129	(3,079)	25,054

Net assets/liabilities at fair value	19,923	2,032	(1,797)	12,068	(12,783)	(1,963)	3,108	213		(50)	0		790	(2,071)	19,470

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M12				6M11

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(277)	273	(4)	[1]	163	790	953	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	313	426		(2,139)	724	(1,415)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 6M12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	Option model	Mean reversion, in %	[1]	10.0	18.0

Debt	7,847

of which corporates	4,125	Option model	Correlation, in %		(85.0)	98.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

		Price	Price, in %		0.0	150.9

		Discounted cash flow	Credit spread, in bp		26.0	168.0

of which RMBS	1,253	Price	Price, in %		0.1	138.0

of which CMBS	1,364	Price	Price, in %		0.1	87.5

		Discounted cash flow	Capitalization rate, in %		5.0	12.0

		Discounted cash flow	Internal rate of return, in %		9.0	15.0

of which CDO	654	Price	Price, in %		0.0	101.8

Equity	429	Discounted cash flow	EBITDA multiple		3.0	12.0

		Discounted cash flow	Capitalization rate, in %		6.5	7.5

Derivatives	8,586

of which interest rate products	2,195	Option model	Correlation, in %		17.1	99.7

		Option model	Prepayment rate, in %		56.0	108.0

		Option model	Volatility, in %		0.3	31.3

of which equity/index-linked products	2,247	Option model	Correlation, in %		(85.0)	98.0

		Option model	Credit spread, in bp		52.0	184.0

		Option model	Volatility, in %		3.0	125.0

of which credit derivatives	2,091	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	97.0

		Discounted cash flow	Credit spread, in bp		3.8	8,719.0

		Discounted cash flow	Recovery rates, in %		0.0	75.0

Other	2,327	Price	Price, in %		0.1	113.0

		Discounted cash flow	Life expectancy, in years		3.5	20.2

Trading assets	19,189

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 6M12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	92	–		–		–		–

Private equity	4,286	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	274	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,519

of which private	2,519	Discounted cash flow		Credit spread, in bp		1,068.0		1,783.0

		Discounted cash flow		EBITDA multiple		2.4		11.3

Life finance instruments	1,922	Discounted cash flow		Life expectancy, in years		1.1		21.9

Other investments	9,001

Loans	6,400

of which commercial and industrial loans	3,978	Discounted cash flow		Credit spread, in bp		0.0		3,773.0

of which financial institutions	2,093	Discounted cash flow		Credit spread, in bp		(162.0)		1,147.3

Other intangible assets (mortgage servicing rights)	63	–		–		–		–

Other assets	6,635

of which loans held-for-sale	6,052	Price		Price, in %		0.0		103.3

		Discounted cash flow		Credit spread, in bp		25.0		1,599.0

Total assets at fair value	42,566

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
end of 6M12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Trading liabilities	6,131

of which interest rate derivatives	1,334	Option model	Basis spread, in bp		(54.0)	1,238.0

		Option model	Correlation, in %		17.1	98.6

		Option model	Mean reversion, in %	[1]	(32.8)	5.0

		Option model	Prepayment rate, in %		45.0	108.0

of which foreign exchange derivatives	2,205	Option model	Correlation, in %		(12.5)	76.3

		Option model	Prepayment rate, in %		56.0	108.0

of which equity/index-related derivatives	889	Option model	Correlation, in %		(85.0)	98.0

		Option model	Skew, in %		70.0	141.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	4.8

of which credit derivatives	1,256	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	65.0

		Discounted cash flow	Credit spread, in bp		2.0	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	77.0

Short-term borrowings	78	–	–		–	–

Long-term debt	11,677

of which structured notes over two years	7,167	Option model	Correlation, in %		(85.0)	98.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

of which non-recourse liabilities	2,821	Price	Price, in %		0.0	103.0

Other liabilities	3,557

of which failed sales	1,671	Price	Price, in %		0.0	93.3

		Discounted cash flow	Credit spread, in bp		0.0	681.2

Total liabilities at fair value	21,443

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of 6M12	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	44		49		93	0

Equity funds	33		3,893	[1]	3,926	0

Equity funds sold short	0		(89)		(89)	0

Total funds held in trading assets and liabilities	77		3,853		3,930	0

Debt funds	63		258		321	210

Equity funds	4		45		49	0

Others	4		120		124	55

Hedge funds	71		423	[2]	494	265

Debt funds	96		0		96	18

Equity funds	2,986		0		2,986	829

Real estate funds	374		0		374	156

Others	830		0		830	237

Private equities	4,286		0		4,286	1,240

Equity method investments	390		0		390	0

Total funds held in other investments	4,747		423		5,170	1,505

Total fair value	4,824	[3]	4,276	[4]	9,100	1,505	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 16% is redeemable on an annual basis with a notice period primarily of more than 60 days and 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 69% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 13% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,214 million attributable to noncontrolling interests. 4 Includes CHF 79 million attributable to noncontrolling interests. 5 Includes CHF 473 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non-redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	6M12	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.6	0.7

of which level 3	0.6	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	6M12			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	895	3,712	(2,817)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	624	613	11	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	148,075	646	158,673	157,889	784

Loans	20,515	20,776	(261)	20,693	21,381	(688)

Other assets [1]	21,941	30,081	(8,140)	20,511	30,778	(10,267)

Due to banks and customer deposits	(729)	(703)	(26)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(143,617)	(97)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,456)	(4,524)	68	(3,547)	(3,681)	134

Long-term debt	(65,018)	(69,293)	4,275	(68,036)	(77,000)	8,964

Other liabilities	(4,892)	(7,476)	2,584	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
	6M12		6M11

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(12)	[2]	–

of which related to credit risk	(13)		–

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	628	[1]	713	[1]

Other trading assets	10	[2]	(5)	[2]

Other investments	26	[2]	88	[2]

of which related to credit risk	10		(2)

Loans	1	[2]	1,012	[2]

of which related to credit risk	259		134

Other assets	1,223	[1]	2,110	[2]

of which related to credit risk	268		269

Due to banks and customer deposits	4	[2]	(12)	[1]

of which related to credit risk	16		8

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(81)	[1]

Short-term borrowings	(131)	[2]	(141)	[2]

Long-term debt	(2,870)	[2]	(3,943)	[2]

of which related to credit risk [4]	(1,177)		(215)

Other liabilities	265	[2]	(738)	[2]

of which related to credit risk	294		(260)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and estimated fair values of financial instruments
Carrying value and estimated fair values of financial instruments
	6M12		2011

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	226,854	236,935	236,935

Securities received as collateral	30,191	30,191	30,191	30,191

Trading assets	275,544	275,544	270,511	270,511

Investment securities	3,674	3,674	3,652	3,652

Loans	221,648	225,405	216,506	220,350

Other financial assets [1]	228,982	229,003	234,615	234,653

Financial liabilities (CHF million)

Due to banks and deposits	343,817	343,757	344,207	344,129

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	189,268	176,559	176,559

Obligation to return securities received as collateral	30,191	30,191	30,191	30,191

Trading liabilities	115,852	115,852	127,809	127,809

Short-term borrowings	19,184	19,187	26,116	26,117

Long-term debt	153,862	152,793	161,353	158,053

Other financial liabilities [2]	132,007	131,814	127,439	127,439

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets and liabilities not measured at fair value where a fair value is disclosed
Assets and liabilities not measured at fair value where a fair value is disclosed
end of 6M12	Level 1	Level 2	Level 3	Total fair value

Financial assets (CHF million)

Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,082	51	78,133

Loans	0	199,450	5,440	204,890

Other financial assets [1]	102,546	77,232	2,070	181,848

Financial liabilities (CHF million)

Due to banks and deposits	187,146	148,447	16	335,609

Central banks funds purchased, securities purchased under resale agreements and securities lending transactions	0	45,554	0	45,554

Short-term borrowings	0	14,731	0	14,731

Long-term debt	0	82,824	4,940	87,764

Other financial liabilities [2]	0	100,751	1,517	102,268

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned (Tables)	6 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Assets pledged or assigned
end of	6M12	2011

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	167,770	152,527

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,437	373,794

of which sold or repledged	327,554	332,878

Business developments (Details) (Hedging-Griffo Investimentos S.A.)	Sep. 01, 2007
Hedging-Griffo Investimentos S.A.
Business Acquisition
Percentage of interests acquired by the Group	50.00%
Number of shares acquired in addition to percentage of interest acquired	1

Business developments (Details 2) (Aberdeen Asset Management PLC, CHF) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Jul. 31, 2012	Sep. 30, 2012
Aberdeen Asset Management PLC
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations		140
Sale of ownership interest percentage in Aberdeen Asset Management (as a percent)	7.00%

Business developments (Details 4) (CHF)	Jul. 31, 2012 Buffer Capital Notes (BCN)	Jun. 30, 2012 Adjustable Performance Plan awards
Capital Developments
Value of hybrid tier 1 instruments to be converted	1,700,000,000
Conversion price		16.29

Segment information (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information
Net revenues	12,061	14,639
Net revenues of non-consolidated affiliate entities	347	363
Income from continuing operations before taxes	1,134	3,262
Income from continuing operatings before taxes of non-consolidated affiliate entities	144	149
Private Banking
Segment Reporting Information
Net revenues	5,308	5,592
Income from continuing operations before taxes	1,381	1,668
Investment Banking
Segment Reporting Information
Net revenues	7,068	7,904
Income from continuing operations before taxes	1,381	1,691
Asset Management
Segment Reporting Information
Net revenues	1,231	1,274
Income from continuing operations before taxes	387	393
Adjustments
Segment Reporting Information
Net revenues	(1,546)	(131)
Income from continuing operations before taxes	(2,015)	(490)
of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	229	955
of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operations before taxes	203	942

Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information
Total assets	1,028,522	1,034,787
Total assets of non-consolidated affiliate entities	25.1	24.9
Private Banking
Segment Reporting Information
Total assets	366,609	347,476
Investment Banking
Segment Reporting Information
Total assets	796,613	811,689
Asset Management
Segment Reporting Information
Total assets	23,647	23,203
Adjustments
Segment Reporting Information
Total assets	(158,347)	(147,581)

Net interest income (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net interest income
Loans	2,171	2,196
Investment securities	36	43
Trading assets	7,088	6,842
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,558	1,578
Other	1,208	1,595
Interest and dividend income	12,061	12,254
Deposits	(730)	(818)
Short-term borrowings	(36)	(32)
Trading liabilities	(4,552)	(4,640)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(897)	(848)
Long-term debt	(2,417)	(2,828)
Other	(153)	(161)
Interest expense	(8,785)	(9,327)
Net interest income	3,276	2,927

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commissions and fees (CHF million)
Commissions and fees	6,182	6,987
Lending business
Commissions and fees (CHF million)
Commissions and fees	652	666
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	1,967	2,071
Other securities business
Commissions and fees (CHF million)
Commissions and fees	17	17
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	1,984	2,088
Underwriting
Commissions and fees (CHF million)
Commissions and fees	722	1,033
Brokerage
Commissions and fees (CHF million)
Commissions and fees	1,869	2,175
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	2,591	3,208
Other services
Commissions and fees (CHF million)
Commissions and fees	955	1,025

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Trading revenues (CHF million)
Trading revenues	1,441	3,122
Interest rate products
Trading revenues (CHF million)
Trading revenues	411	2,500
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	481	(886)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	932	1,152
Credit products
Trading revenues (CHF million)
Trading revenues	(828)	(158)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	88	306
Other products
Trading revenues (CHF million)
Trading revenues	357	208

Other revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Revenues (CHF Million)
Noncontrolling interests without SEI	214	946
Loans held-for-sale	(19)	35
Long-lived assets held-for-sale	(5)	63
Equity method investments	58	60
Other investments	350	261
Other	564	238
Other revenues	1,162	1,603

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Provision for credit losses
Provision for loan losses	23	(12)
Provision for lending-related and other exposures	9	(9)
Provision for credit losses	32	(21)

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Compensation and benefits
Salaries and variable compensation	5,731	6,054
Social security	456	516
Other	504	499
Compensation and benefits	6,691	7,069
Pension and other post-retirement expense	383	374
Severance and other compensation expense related to headcount reductions	168	142

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
General and administrative expenses
Occupancy expenses	581	519
IT, machinery, etc.	708	657
Provisions and losses	72	91
Travel and entertainment	185	211
Professional services	886	1,004
Amortization and impairment of other intangible assets	14	14
Other	874	819
General and administrative expenses	3,320	3,315

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Trading Assets and Liabilities
Trading assets	284,242	279,748
Trading liabilities	115,852	127,809
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	160,094	144,961
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	68,883	66,986
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	42,216	52,735
Trading liabilities	48,613	60,170
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	13,049	15,066
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	67,239	67,639

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	37,531	36,326
Receivables not netted	13,221	15,812
Total cash collateral receivables	50,752	52,138
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	39,970	37,883
Payables not netted	12,978	11,933
Total cash collateral payables	52,948	49,816

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Investment securities
Debt securities held-to-maturity	2	2
Securities available-for-sale	3,672	3,650
Total investment securities	3,674	3,652

Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Held-to-maturity securities
Amortized cost	2	2
Available-for-sale securities
Amortized cost	3,411	3,528
Gross unrealized gains	262	123
Gross unrealized losses	1	1
Fair value	3,672	3,650
Debt securities
Held-to-maturity securities
Amortized cost	2	2
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	2
Available-for-sale securities
Amortized cost	3,184	3,445
Gross unrealized gains	91	114
Gross unrealized losses	1	1
Fair value	3,274	3,558
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost		1
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		1
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	2	2
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	2
Available-for-sale securities
Amortized cost	2,860	2,916
Gross unrealized gains	91	113
Gross unrealized losses	1	1
Fair value	2,950	3,028
Corporate debt securities
Available-for-sale securities
Amortized cost	291	352
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	291	352
Collateralized debt obligations
Available-for-sale securities
Amortized cost	33	176
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	33	177
Equity securities
Available-for-sale securities
Amortized cost	227	83
Gross unrealized gains	171	9
Gross unrealized losses	0	0
Fair value	398	92
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	220	68
Gross unrealized gains	171	8
Gross unrealized losses	0	0
Fair value	391	76
Industry and all other
Available-for-sale securities
Amortized cost	7	15
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	7	16

Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	967	8
Gross unrealized losses, less than 12 months	1	1
Fair value, 12 months or more	2	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	969	8
Gross unrealized losses, total	1	1
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	967	8
Gross unrealized losses, less than 12 months	1	1
Fair value, 12 months or more	2	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	969	8
Gross unrealized losses, total	1	1

Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	2,095
Realized gains	1	40
Realized losses	0	(22)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	330	1
Realized gains	154	0
Realized losses	0	0

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	2
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	2
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	2
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	2
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	4.41%
Total, average yield (as a percent)	4.41%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,584
Due from 1 to 5 years, amortized cost	1,552
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	48
Total, amortized cost	3,184
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,584
Due from 1 to 5 years, fair value	1,638
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	52
Total, fair value	3,274
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	3.18%
Due from 1 to 5 years, average yield (as a percent)	3.54%
Due after 10 years, average yield (as a percent)	4.85%
Total, average yield (as a percent)	3.38%

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Loans (CHF million)
Gross loans	225,482	220,254
of which held at amortized cost	204,967	199,561	188,944
of which held at fair value	20,515	20,693
Net (unearned income)/deferred expenses	(136)	(98)
allowance for loan losses	(742)	(722)	(733)	(832)
Net loans	224,604	219,434
Impaired loan portfolio (CHF million)
Non-performing loans	690	520
Non-interest-earning loans	263	220
Total non-performing and non-interest-earning loans	953	740
Restructured loans	36	13
Potential problem loans	437	619
Total other impaired loans	473	632
Gross impaired loans	1,426	1,372
Switzerland
Loans (CHF million)
Gross loans	133,757	132,477
Foreign
Loans (CHF million)
Gross loans	91,725	87,777
Consumer
Loans (CHF million)
Gross loans	107,925	105,570
of which held at amortized cost	107,914	105,561	102,431
allowance for loan losses	(173)	(159)	(147)	(157)
Impaired loan portfolio (CHF million)
Non-performing loans	306	266
Non-interest-earning loans	46	46
Total non-performing and non-interest-earning loans	352	312
Restructured loans	0	0
Potential problem loans	46	113
Total other impaired loans	46	113
Gross impaired loans	398	425
Mortgages
Loans (CHF million)
Gross loans	77,570	75,461
of which held at amortized cost	77,570	75,461
Impaired loan portfolio (CHF million)
Non-performing loans	135	126
Non-interest-earning loans	7	5
Total non-performing and non-interest-earning loans	142	131
Restructured loans	0	0
Potential problem loans	32	43
Total other impaired loans	32	43
Gross impaired loans	174	174
Loans collateralized by securities
Loans (CHF million)
Gross loans	26,175	26,350
of which held at amortized cost	26,175	26,350
Impaired loan portfolio (CHF million)
Non-performing loans	58	27
Non-interest-earning loans	11	13
Total non-performing and non-interest-earning loans	69	40
Restructured loans	0	0
Potential problem loans	0	46
Total other impaired loans	0	46
Gross impaired loans	69	86
Consumer finance
Loans (CHF million)
Gross loans	4,180	3,759
of which held at amortized cost	4,169	3,750
Impaired loan portfolio (CHF million)
Non-performing loans	113	113
Non-interest-earning loans	28	28
Total non-performing and non-interest-earning loans	141	141
Restructured loans	0	0
Potential problem loans	14	24
Total other impaired loans	14	24
Gross impaired loans	155	165
Corporate and institutional
Loans (CHF million)
Gross loans	117,557	114,684
of which held at amortized cost	97,053	94,000	86,513
allowance for loan losses	(569)	(563)	(586)	(675)
Impaired loan portfolio (CHF million)
Non-performing loans	384	254
Non-interest-earning loans	217	174
Total non-performing and non-interest-earning loans	601	428
Restructured loans	36	13
Potential problem loans	391	506
Total other impaired loans	427	519
Gross impaired loans	1,028	947
Real estate.
Loans (CHF million)
Gross loans	23,263	22,397
of which held at amortized cost	22,952	22,125
Impaired loan portfolio (CHF million)
Non-performing loans	23	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	27	17
Restructured loans	0	0
Potential problem loans	21	24
Total other impaired loans	21	24
Gross impaired loans	48	41
Commercial and industrial loans
Loans (CHF million)
Gross loans	58,740	56,984
of which held at amortized cost	46,907	44,834
Impaired loan portfolio (CHF million)
Non-performing loans	253	194
Non-interest-earning loans	158	110
Total non-performing and non-interest-earning loans	411	304
Restructured loans	36	13
Potential problem loans	312	425
Total other impaired loans	348	438
Gross impaired loans	759	742
Financial institutions
Loans (CHF million)
Gross loans	32,810	33,058
of which held at amortized cost	25,554	25,400
Impaired loan portfolio (CHF million)
Non-performing loans	108	49
Non-interest-earning loans	49	52
Total non-performing and non-interest-earning loans	157	101
Restructured loans	0	0
Potential problem loans	58	57
Total other impaired loans	58	57
Gross impaired loans	215	158
Governments and public institutions
Loans (CHF million)
Gross loans	2,744	2,245
of which held at amortized cost	1,640	1,641
Impaired loan portfolio (CHF million)
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Allowance for loan losses (CHF million)
Balance at beginning of period	722	832
Net movements recognized in statements of operations	23	(12)
Gross write-offs	(54)	(76)
Recoveries	28	21
Net write-offs	(26)	(55)
Provisions for interest	10	4
Foreign currency translation impact and other adjustments, net	13	(36)
Balance at end of period	742	733
Allowance for loan losses (CHF million)
Balance at end of period	742	733
of which individually evaluated for impairment	550	538
of which collectively evaluated for impairment	192	195
Gross loans held at amortized cost (CHF million)
Balance at end of period	204,967	188,944	199,561
of which individually evaluated for impairment	1,077	1,056
of which collectively evaluated for impairment	203,890	187,888
Loans held at amortized cost (CHF million)
Purchases	3,709	2,077
Reclassifications from loans held-for-sale	85	0
Reclassifications to loans held-for-sale	816	656
Sales	707	483
Consumer
Allowance for loan losses (CHF million)
Balance at beginning of period	159	157
Net movements recognized in statements of operations	21	(2)
Gross write-offs	(20)	(21)
Recoveries	12	18
Net write-offs	(8)	(3)
Provisions for interest	3	1
Foreign currency translation impact and other adjustments, net	(2)	(6)
Balance at end of period	173	147
Allowance for loan losses (CHF million)
Balance at end of period	173	147
of which individually evaluated for impairment	146	112
of which collectively evaluated for impairment	27	35
Gross loans held at amortized cost (CHF million)
Balance at end of period	107,914	102,431	105,561
of which individually evaluated for impairment	334	313
of which collectively evaluated for impairment	107,580	102,118
Loans held at amortized cost (CHF million)
Purchases	348	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0
Corporate and institutional
Allowance for loan losses (CHF million)
Balance at beginning of period	563	675
Net movements recognized in statements of operations	2	(10)
Gross write-offs	(34)	(55)
Recoveries	16	3
Net write-offs	(18)	(52)
Provisions for interest	7	3
Foreign currency translation impact and other adjustments, net	15	(30)
Balance at end of period	569	586
Allowance for loan losses (CHF million)
Balance at end of period	569	586
of which individually evaluated for impairment	404	426
of which collectively evaluated for impairment	165	160
Gross loans held at amortized cost (CHF million)
Balance at end of period	97,053	86,513	94,000
of which individually evaluated for impairment	743	743
of which collectively evaluated for impairment	96,310	85,770
Loans held at amortized cost (CHF million)
Purchases	3,361	2,077
Reclassifications from loans held-for-sale	85	0
Reclassifications to loans held-for-sale	816	656
Sales	707	483

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	204,967	199,561	188,944
Value of collateral	172,993	166,403
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	202,891	197,802
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,076	1,759
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,411	1,162
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	132	143
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	205	129
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	328	325
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,466	4,863
Value of collateral	3,807	3,931
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,233	3,266
Value of collateral	2,204	1,696
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,169	22,895
Value of collateral	17,197	13,535
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115,673	113,561
Value of collateral	105,466	104,129
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,596	48,171
Value of collateral	40,273	39,447
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,812	4,727
Value of collateral	3,160	2,760
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	623	652
Value of collateral	92	96
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107	99
Value of collateral	95	82
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60	140
Value of collateral	0	0
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,228	1,187
Value of collateral	699	727
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107,914	105,561	102,431
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106,919	104,730
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	995	831
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	689	598
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	87	51
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66	32
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153	150
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	397	164
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	733	650
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,642	8,872
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76,052	75,892
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18,111	18,888
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	548	663
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	8
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	53	27
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	23
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	355	374
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77,570	75,461
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77,286	75,280
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	284	181
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	46
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52	11
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	3
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	123	121
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	370	163
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	687	628
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,066	8,433
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50,420	48,871
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,431	16,635
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	430	556
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	8
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16	16
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	140	151
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,175	26,350
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,925	26,142
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	250	208
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	216	180
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	11
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12	3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	14
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27	1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	18
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	511	396
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,625	24,027
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,771	1,746
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98	87
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	2
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	69	73
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,169	3,750
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,708	3,308
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	461	442
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	370	372
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28	29
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48	26
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	15
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5	4
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	65	43
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,007	2,994
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	909	507
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	20
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4	9
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	23
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	146	150
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97,053	94,000	86,513
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95,972	93,072
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,081	928
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	722	564
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	92
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	139	97
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	175	175
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,069	4,699
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,500	2,616
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,527	14,023
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,621	37,669
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,485	29,283
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,264	4,064
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	613	644
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54	72
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47	117
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	873	813
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,952	22,125
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,852	22,069
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	100	56
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78	41
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4	3
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	11
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	317	340
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	243	196
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,123	907
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,093	11,397
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,757	8,969
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	371	273
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	40
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46,907	44,834
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46,210	44,114
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	697	720
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	389	444
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40	87
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115	48
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153	141
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	283	398
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	226	245
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,490	1,676
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,549	20,345
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,353	18,281
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,138	2,927
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	171
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	26
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47	117
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	677	648
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,554	25,400
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,300	25,249
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	254	151
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	225	78
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	48
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	23
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,414	3,906
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,991	2,091
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,615	11,120
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,446	5,483
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,241	1,875
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	655	760
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	3
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	43
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	145	119
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,640	1,641
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,610	1,640
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30	1
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30	1
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	55
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40	84
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	299	320
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	533	444
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	134	158
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	100	104
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	473	470
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	6

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Gross impaired loans by category
Non-performing loans	690	520
Non-interest-earning loans	263	220
Total non-performing and non-interest-earning loans	953	740
Restructured loans	36	13
Potential problem loans	437	619
Total other impaired loans	473	632
Gross impaired loans	1,426	1,372
Consumer
Gross impaired loans by category
Non-performing loans	306	266
Non-interest-earning loans	46	46
Total non-performing and non-interest-earning loans	352	312
Restructured loans	0	0
Potential problem loans	46	113
Total other impaired loans	46	113
Gross impaired loans	398	425
Mortgages
Gross impaired loans by category
Non-performing loans	135	126
Non-interest-earning loans	7	5
Total non-performing and non-interest-earning loans	142	131
Restructured loans	0	0
Potential problem loans	32	43
Total other impaired loans	32	43
Gross impaired loans	174	174
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	58	27
Non-interest-earning loans	11	13
Total non-performing and non-interest-earning loans	69	40
Restructured loans	0	0
Potential problem loans	0	46
Total other impaired loans	0	46
Gross impaired loans	69	86
Consumer finance
Gross impaired loans by category
Non-performing loans	113	113
Non-interest-earning loans	28	28
Total non-performing and non-interest-earning loans	141	141
Restructured loans	0	0
Potential problem loans	14	24
Total other impaired loans	14	24
Gross impaired loans	155	165
Corporate and institutional
Gross impaired loans by category
Non-performing loans	384	254
Non-interest-earning loans	217	174
Total non-performing and non-interest-earning loans	601	428
Restructured loans	36	13
Potential problem loans	391	506
Total other impaired loans	427	519
Gross impaired loans	1,028	947
Real estate.
Gross impaired loans by category
Non-performing loans	23	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	27	17
Restructured loans	0	0
Potential problem loans	21	24
Total other impaired loans	21	24
Gross impaired loans	48	41
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	253	194
Non-interest-earning loans	158	110
Total non-performing and non-interest-earning loans	411	304
Restructured loans	36	13
Potential problem loans	312	425
Total other impaired loans	348	438
Gross impaired loans	759	742
Financial institutions
Gross impaired loans by category
Non-performing loans	108	49
Non-interest-earning loans	49	52
Total non-performing and non-interest-earning loans	157	101
Restructured loans	0	0
Potential problem loans	58	57
Total other impaired loans	58	57
Gross impaired loans	215	158
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,426		1,372
Unpaid principal balance	1,375		1,327
Associated specific allowance	550		517
Average recorded investment	1,465	1,439
Interest income recognized	9	8
Interest income recognized on a cash basis	7	6
Gross impaired loans. | Consumer
Gross impaired loan details
Recorded investment	398		425
Unpaid principal balance	385		413
Associated specific allowance	146		130
Average recorded investment	417	399
Interest income recognized	4	2
Interest income recognized on a cash basis	3	0
Gross impaired loans. | Corporate and institutional
Gross impaired loan details
Recorded investment	1,028		947
Unpaid principal balance	990		914
Associated specific allowance	404		387
Average recorded investment	1,048	1,040
Interest income recognized	5	6
Interest income recognized on a cash basis	4	6
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,077		1,228
Unpaid principal balance	1,028		1,183
Associated specific allowance	550		517
Average recorded investment	1,154	1,139
Interest income recognized	7	5
Interest income recognized on a cash basis	5	3
Gross impaired loans with a specific allowance | Consumer
Gross impaired loan details
Recorded investment	334		378
Unpaid principal balance	321		366
Associated specific allowance	146		130
Average recorded investment	349	343
Interest income recognized	4	2
Interest income recognized on a cash basis	3	0
Gross impaired loans with a specific allowance | Mortgages
Gross impaired loan details
Recorded investment	149		141
Unpaid principal balance	141		133
Associated specific allowance	20		19
Average recorded investment	149	151
Interest income recognized	1	1
Interest income recognized on a cash basis	1	0
Gross impaired loans with a specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	68		85
Unpaid principal balance	65		82
Associated specific allowance	57		50
Average recorded investment	68	43
Interest income recognized	1	0
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	117		152
Unpaid principal balance	115		151
Associated specific allowance	69		61
Average recorded investment	132	149
Interest income recognized	2	1
Interest income recognized on a cash basis	2	0
Gross impaired loans with a specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	743		850
Unpaid principal balance	707		817
Associated specific allowance	404		387
Average recorded investment	805	796
Interest income recognized	3	3
Interest income recognized on a cash basis	2	3
Gross impaired loans with a specific allowance | Real estate.
Gross impaired loan details
Recorded investment	34		27
Unpaid principal balance	30		22
Associated specific allowance	14		16
Average recorded investment	35	40
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	498		675
Unpaid principal balance	469		650
Associated specific allowance	293		282
Average recorded investment	563	598
Interest income recognized	2	3
Interest income recognized on a cash basis	1	3
Gross impaired loans with a specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	205		142
Unpaid principal balance	203		141
Associated specific allowance	91		83
Average recorded investment	201	152
Interest income recognized	1	0
Interest income recognized on a cash basis	1	0
Gross impaired loans with a specific allowance | Governments and public institutions
Gross impaired loan details
Recorded investment	6		6
Unpaid principal balance	5		4
Associated specific allowance	6		6
Average recorded investment	6	6
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	349		144
Unpaid principal balance	347		144
Average recorded investment	311	300
Interest income recognized	2	3
Interest income recognized on a cash basis	2	3
Gross impaired loans without specific allowance | Consumer
Gross impaired loan details
Recorded investment	64		47
Unpaid principal balance	64		47
Average recorded investment	68	56
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Mortgages
Gross impaired loan details
Recorded investment	25		33
Unpaid principal balance	25		33
Average recorded investment	31	39
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	1		1
Unpaid principal balance	1		1
Average recorded investment	1	1
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	38		13
Unpaid principal balance	38		13
Average recorded investment	36	16
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	285		97
Unpaid principal balance	283		97
Average recorded investment	243	244
Interest income recognized	2	3
Interest income recognized on a cash basis	2	3
Gross impaired loans without specific allowance | Real estate.
Gross impaired loan details
Recorded investment	14		14
Unpaid principal balance	14		14
Average recorded investment	17	60
Interest income recognized	0	3
Interest income recognized on a cash basis	0	3
Gross impaired loans without specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	261		67
Unpaid principal balance	259		67
Average recorded investment	215	180
Interest income recognized	2	0
Interest income recognized on a cash basis	2	0
Gross impaired loans without specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	10		16
Unpaid principal balance	10		16
Average recorded investment	11	4
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other assets (CHF million)
Cash collateral on derivative instruments	13,221	15,812
Cash collateral on non-derivative transactions	2,920	2,083
Derivative instruments used for hedging	3,321	3,607
Assets held-for-sale	20,741	21,205
of which loans	20,115	20,457
of which real estate	619	732
Assets held for separate accounts	14,410	14,407
Interest and fees receivable	6,007	6,084
Deferred tax assets	8,836	8,843
Prepaid expenses	692	593
Failed purchases	2,861	1,513
Other	4,365	3,933
Other assets	77,374	78,080
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,978	11,933
Cash collateral on non-derivative transactions	1,564	1,002
Derivative instruments used for hedging	1,519	1,848
Provisions	1,063	1,098
of which off-balance sheet risk	65	64
Liabilities held for separate accounts	14,410	14,407
Interest and fees payable	7,328	6,983
Current tax liabilities	750	715
Deferred tax liabilities	184	282
Failed sales	5,895	6,888
Other	15,966	17,011
Other liabilities	61,657	62,167

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term debt (CHF million)
Senior	117,239	120,497
Subordinated	22,763	25,998
Non-recourse liabilities from consolidated VIEs	13,860	14,858
Long-term debt	153,862	161,353
of which reported at fair value	65,018	68,036

Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2012 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(10,962)	(10,955)	0	32	(10,326)	(9,994)	96	99	(729)	(871)	4	5	(10,955)	(10,729)
Increase/(decrease)			1	5	(157)	(1,942)	133	(14)	(1)	0	0	0	(24)	(1,951)
Reclassification adjustments, included in net income			0	(27)	1	7	(11)	(24)	27	19	0	(1)	17	(26)
Balance	(10,962)	(10,955)	1	10	(10,482)	(11,929)	218	61	(703)	(852)	4	4	(10,962)	(12,706)

Tax (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,134	3,262
Current and deferred taxes (CHF)
Deferred income tax expense	(65)	489
Income tax expense	277	702
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense	277	702
Accumulated undistributed earnings from foreign subsidiaries	7,900
Effective tax rate
Effective tax rate (as a percent)	24.40%	21.50%
Net deferred tax assets (CHF million)
Temporary differences	5,295		4,993
Net deferred tax assets change - Net operating losses	(309)
Net deferred tax assets change - Temporary differences	302

Tax (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	3,541	3,850
Net deferred tax assets	8,652	8,561
Net deferred tax assets change	91
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(55)
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	18

Tax (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Effective tax rate
Effective tax rate (as a percent)	24.40%	21.50%
Net deferred tax assets (CHF million)
Deferred tax assets	8,836		8,843
Net operating loss carry-forwards	3,541		3,850
Temporary differences	5,295		4,993
Deferred tax liabilities	184		282
Deferred Tax Assets (Liabilities), Net	8,652		8,561
Increase (Decrease) Deferred Tax Assets	(7)
Net deferred tax assets change - Net operating losses	(309)
Net deferred tax assets change - Temporary differences	302
Increase (Decrease) Deferred Tax Liabilities	98
Net deferred tax assets change	91
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(55)
Release of contingency reserves for uncertain tax positions	61
Accumulated undistributed earnings from foreign subsidiaries	7,900
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	18

Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	1,731	1,814
Total shares delivered (million)
Total shares delivered (in shares)	29.2
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	513	0
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	203	677
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	86	148
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	61	73
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	166	208
Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	411	418
Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	197	0
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	61	209
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	33	81

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,087
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.3
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	309
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	80
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	93
Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,101
Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	330
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	134
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	40

Employee deferred compensation (Details 3) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Share awards
Number of share awards
Balance at beginning of period (in shares)	47.6
Granted (in shares)	22.1
Settled (in shares)	(12.2)
Forfeited (in shares)	(0.5)
Balance at end of period (in shares)	57
of which vested (in shares)	3
of which unvested (in shares)	54
Performance share awards
Number of share awards
Balance at beginning of period (in shares)	0
Granted (in shares)	23.4
Settled (in shares)	0
Forfeited (in shares)	0
Balance at end of period (in shares)	23.4
of which vested (in shares)	0.1
of which unvested (in shares)	23.3
Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	14.4
Granted (in shares)	0
Settled (in shares)	(4.8)
Forfeited (in shares)	0
Balance at end of period (in shares)	9.6
of which vested (in shares)	1.2
of which unvested (in shares)	8.4
Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)	13.2
Granted (in shares)	0
Settled (in shares)	(8.7)
Forfeited (in shares)	(0.3)
Balance at end of period (in shares)	4.2
of which vested (in shares)	0.4
of which unvested (in shares)	3.8

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Total pension costs (CHF million)
Service costs on benefit obligation	17	17
Interest costs on benefit obligation	67	66
Expected return on plan assets	(81)	(82)
Amortization of recognized prior service cost/(credit)	(1)	(1)
Amortization of recognized actuarial losses/(gains)	42	31
Net periodic pension costs	44	31
Curtailment losses/(gains)	0	1
Total pension costs	44	32
Contributions expected to be made by the company by the end of the current fiscal year	177
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	139

Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair value of derivative instruments
Notional amount	52,635.5	50,002.5
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	52,557.2	49,917
Positive replacement value (PRV)	891	925.3
Negative replacement value (NRV)	900	934.3
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44,526.5	42,373.1
Positive replacement value (PRV)	727.8	729
Negative replacement value (NRV)	719.2	721.1
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,036.9	7,210.5
Positive replacement value (PRV)	4.1	4.5
Negative replacement value (NRV)	3.6	4.2
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,731	28,760.7
Positive replacement value (PRV)	656.5	658.2
Negative replacement value (NRV)	647.6	650.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,250.2	2,902.5
Positive replacement value (PRV)	66.7	65.9
Negative replacement value (NRV)	67.6	66.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	3,128	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,380.4	962.3
Positive replacement value (PRV)	0.5	0.4
Negative replacement value (NRV)	0.4	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,773.8	4,226.5
Positive replacement value (PRV)	64.6	76
Negative replacement value (NRV)	82.1	94.8
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,372.1	2,133.8
Positive replacement value (PRV)	21.5	29.7
Negative replacement value (NRV)	22	30.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,334.2	1,231.7
Positive replacement value (PRV)	31.8	34
Negative replacement value (NRV)	48.5	51.4
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,040.7	831.7
Positive replacement value (PRV)	11.2	12.3
Negative replacement value (NRV)	11.5	12.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	22.3	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.5	3.7
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.1	0
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	57	51.1
Positive replacement value (PRV)	2.3	2.3
Negative replacement value (NRV)	2.4	2.4
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	19.1	16.3
Positive replacement value (PRV)	1	1.4
Negative replacement value (NRV)	1.1	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	37.6	34.7
Positive replacement value (PRV)	1.3	0.9
Negative replacement value (NRV)	1.3	1
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.3	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	918.8	880.9
Positive replacement value (PRV)	36.9	39.4
Negative replacement value (NRV)	40.1	41.9
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	4.9	4.1
Positive replacement value (PRV)	0.8	0.9
Negative replacement value (NRV)	0.1	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	223.2	211.5
Positive replacement value (PRV)	5.6	5.8
Negative replacement value (NRV)	6.2	5.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	239.7	241.5
Positive replacement value (PRV)	13.2	14.5
Negative replacement value (NRV)	13.9	14.9
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	72.2	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	378.8	366
Positive replacement value (PRV)	17.3	18.2
Negative replacement value (NRV)	19.9	21.2
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,952.3	2,042.8
Positive replacement value (PRV)	47.6	63.3
Negative replacement value (NRV)	45.3	60
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	328.8	342.6
Positive replacement value (PRV)	11.8	15.3
Negative replacement value (NRV)	10.9	14.1
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	3.3	8.7
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.4	0.8
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.7	63.6
Positive replacement value (PRV)	6.8	8.3
Negative replacement value (NRV)	6	7.8
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	29.7	29.9
Positive replacement value (PRV)	1.7	2.2
Negative replacement value (NRV)	1.7	1.7
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	177.8	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	62.3	63.3
Positive replacement value (PRV)	2.9	3.9
Negative replacement value (NRV)	2.8	3.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	78.3	85.5
Positive replacement value (PRV)	3.6	3.8
Negative replacement value (NRV)	1.7	2.1
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	57.3	67.9
Positive replacement value (PRV)	3.5	3.7
Negative replacement value (NRV)	1.7	2.1
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	57.3	67.9
Positive replacement value (PRV)	3.5	3.7
Negative replacement value (NRV)	1.7	2.1
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21	17.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21	17.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	894.6	929.1
Negative replacement value (NRV)	901.7	936.4
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(811.6)	(836.5)
Negative replacement value (NRV)	(811.6)	(836.5)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(37.5)	(36.3)
Negative replacement value (NRV)	(40)	(37.9)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	45.5	56.3
Negative replacement value (NRV)	50.1	62
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	42.2	52.7
Negative replacement value (NRV)	48.6	60.2
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	3.3	3.6
Negative replacement value (NRV)	1.5	1.8

Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	437	(12)
Gains/(losses) recognized in income on hedged items	(464)	(15)
Net gains/(losses) on the ineffective portion	(27)	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	449	(10)
Gains/(losses) recognized in income on hedged items	(476)	(17)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(12)	(2)
Gains/(losses) recognized in income on hedged items	12	2
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	4
Gains/(losses) reclassified from AOCI into income	0	31
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	1
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	4
Gains/(losses) reclassified from AOCI into income	0	31
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(201)	1,000
Gains/(losses) reclassified from AOCI into income	77	(2)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(201)	1,000
Gains/(losses) reclassified from AOCI into income	77	(2)

Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Contingent credit risk
Current net exposure	19.4	19.7
Collateral posted	17.5	16.6
Additional collateral required in a one-notch downgrade event	1.6	1.8
Additional collateral required in a two-notch downgrade event	3.6	3.9
Bilateral counterparties
Contingent credit risk
Current net exposure	17.1	17
Collateral posted	16	14.8
Additional collateral required in a one-notch downgrade event	0.1	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.4
Special purpose entities
Contingent credit risk
Current net exposure	1.6	2
Collateral posted	1.5	1.8
Additional collateral required in a one-notch downgrade event	1.5	1.6
Additional collateral required in a two-notch downgrade event	2.7	3
Accelerated terminations
Contingent credit risk
Current net exposure	0.7	0.7
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0.5	0.5

Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Credit protection sold/purchased
Credit protection sold	(940.5)	(991.4)
Credit protection purchased	877.6	929
Net credit protection (sold)/purchased	(62.9)	(62.4)
Other protection purchased	108.8	95.8
Fair value of credit protection sold	(24.7)	(41.5)
Total credit derivatives	1,952.3	2,042.8
Total return swaps
Credit protection sold/purchased
Credit protection sold	(3.8)	(4.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(180)	(192.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(545.7)	(596.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(214.8)	(201.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(142.6)	(153.2)
Credit protection purchased	140.4	150.1
Net credit protection (sold)/purchased	(2.2)	(3.1)
Other protection purchased	10.8	11.7
Fair value of credit protection sold	(5)	(9.6)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(797.9)	(838.2)
Credit protection purchased	737.2	778.9
Net credit protection (sold)/purchased	(60.7)	(59.3)
Other protection purchased	98	84.1
Fair value of credit protection sold	(19.7)	(31.9)
Investment grade
Credit protection sold/purchased
Credit protection sold	(720.1)	(730.4)
Credit protection purchased	672.7	685.5
Net credit protection (sold)/purchased	(47.4)	(44.9)
Other protection purchased	82.1	70.1
Fair value of credit protection sold	(14.6)	(24.5)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(220.4)	(261)
Credit protection purchased	204.9	243.5
Net credit protection (sold)/purchased	(15.5)	(17.5)
Other protection purchased	26.7	25.7
Fair value of credit protection sold	(10.1)	(17)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(661.1)	(641.3)
Credit protection purchased	624.1	611.8
Net credit protection (sold)/purchased	(37)	(29.5)
Other protection purchased	88.7	72.3
Fair value of credit protection sold	(13.9)	(24.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(142.8)	(134.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(407.9)	(394.5)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(110.4)	(112.7)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(126.1)	(134.8)
Credit protection purchased	124.2	132.6
Net credit protection (sold)/purchased	(1.9)	(2.2)
Other protection purchased	10.3	10.8
Fair value of credit protection sold	(4.3)	(8.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(535)	(506.5)
Credit protection purchased	499.9	479.2
Net credit protection (sold)/purchased	(35.1)	(27.3)
Other protection purchased	78.4	61.5
Fair value of credit protection sold	(9.6)	(16.2)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(465.5)	(452.2)
Credit protection purchased	441.7	432.4
Net credit protection (sold)/purchased	(23.8)	(19.8)
Other protection purchased	66.6	55.6
Fair value of credit protection sold	(7.8)	(9)
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(195.6)	(189.1)
Credit protection purchased	182.4	179.4
Net credit protection (sold)/purchased	(13.2)	(9.7)
Other protection purchased	22.1	16.7
Fair value of credit protection sold	(6.1)	(15.3)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(279.4)	(350.1)
Credit protection purchased	253.5	317.2
Net credit protection (sold)/purchased	(25.9)	(32.9)
Other protection purchased	20.1	23.5
Fair value of credit protection sold	(10.8)	(17.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.2)	(58.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(137.8)	(202.4)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(104.4)	(89)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(16.5)	(18.4)
Credit protection purchased	16.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.5	0.9
Fair value of credit protection sold	(0.7)	(1.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(262.9)	(331.7)
Credit protection purchased	237.3	299.7
Net credit protection (sold)/purchased	(25.6)	(32)
Other protection purchased	19.6	22.6
Fair value of credit protection sold	(10.1)	(15.7)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(254.6)	(278.2)
Credit protection purchased	231	253.1
Net credit protection (sold)/purchased	(23.6)	(25.1)
Other protection purchased	15.5	14.5
Fair value of credit protection sold	(6.8)	(15.5)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.8)	(71.9)
Credit protection purchased	22.5	64.1
Net credit protection (sold)/purchased	(2.3)	(7.8)
Other protection purchased	4.6	9
Fair value of credit protection sold	(4)	(1.7)

Derivatives and hedging activities (Details 6) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivatives and hedging activities
Credit protection sold	940.5	991.4
Credit protection purchased	877.6	929
Other protection purchased	108.8	95.8
Other instruments	25.4	26.6
Total credit derivatives	1,952.3	2,042.8

Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Guarantees
Maturity less than 1 year	47,633	55,181
Maturity greater than 1 year	30,280	33,487
Total gross amount	77,913	88,668
Total net amount	76,598	86,987
Carrying value	1,790	3,773
Collateral received	22,520	23,042
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,184	3,267
Maturity greater than 1 year	13,872	4,074
Total gross amount	17,056	7,341
Total net amount	16,632	6,606
Carrying value	134	50
Collateral received	2,239	2,451
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,979	5,470
Maturity greater than 1 year	4,566	4,624
Total gross amount	9,545	10,094
Total net amount	8,680	9,184
Carrying value	65	69
Collateral received	3,312	3,345
Securities lending indemnifications
Guarantees
Maturity less than 1 year	14,027	15,005
Maturity greater than 1 year	0	0
Total gross amount	14,027	15,005
Total net amount	14,027	15,005
Carrying value	0	0
Collateral received	14,027	15,005
Derivatives
Guarantees
Maturity less than 1 year	21,171	27,593
Maturity greater than 1 year	10,707	23,800
Total gross amount	31,878	51,393
Total net amount	31,878	51,393
Carrying value	1,588	3,650
Other guarantees
Guarantees
Maturity less than 1 year	4,272	3,846
Maturity greater than 1 year	1,135	989
Total gross amount	5,407	4,835
Total net amount	5,381	4,799
Carrying value	3	4
Collateral received	2,942	2,241

Guarantees and commitments (Details 2) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2012 CHF	Jun. 30, 2012 USD ($)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	0.6	0.6
2011 Partner Asset Facility transactions
Number of layers of the hedge			3
Number of years of transaction as per contract terms			4
Number of years of transaction as per contract terms, including possible contract extension			9
Approximate total notional amount of hedge of counterparty credit risk and credit spread			12
Notional amount of hedge of counterparty credit risk and credit spread - first layer			0.5
Notional amount of hedge of counterparty credit risk and credit spread - second layer			0.8
Notional amount of hedge of counterparty credit risk and credit spread - third layer			$ 11

Guarantees and Commitments (Details 3) (USD $)	6 Months Ended		102 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Guarantees
Residential mortgage loans sold			$ 160,300,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	743,000,000
New claims	835,000,000
Claims settled through repurchases	(8,000,000)
Other settlements	(13,000,000)
Total claims settled	(21,000,000)
Claims rescinded	(31,000,000)
Transfers to/from arbitration and litigation, net	(156,000,000)
Balance at end of period	1,370,000,000		1,370,000,000
Repurchase price at the time of settlement	(9,000,000)
Other settlements, settlement value	(10,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period	59,000,000
Increase/(decrease) in provisions, net	16,000,000
Realized losses	(19,000,000)	(3,000,000)
Balance at end of period	56,000,000		56,000,000
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold			8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	68,000,000
New claims	36,000,000
Claims settled through repurchases	(3,000,000)
Other settlements	(4,000,000)
Total claims settled	(7,000,000)
Claims rescinded	(26,000,000)
Transfers to/from arbitration and litigation, net	0
Balance at end of period	71,000,000		71,000,000
Private investors, primarily banks
Guarantees
Residential mortgage loans sold			22,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	432,000,000
New claims	22,000,000
Claims settled through repurchases	0
Other settlements	(1,000,000)
Total claims settled	(1,000,000)
Claims rescinded	(5,000,000)
Transfers to/from arbitration and litigation, net	0
Balance at end of period	448,000,000		448,000,000
Non-agency securitizations
Guarantees
Residential mortgage loans sold			129,700,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	29,600,000,000		29,600,000,000
Borrower payments on mortgage loans sold			83,700,000,000
Loan defaults on mortgage loans sold			16,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	243,000,000
New claims	777,000,000
Claims settled through repurchases	(5,000,000)
Other settlements	(8,000,000)
Total claims settled	(13,000,000)
Claims rescinded	0
Transfers to/from arbitration and litigation, net	(156,000,000)
Balance at end of period	$ 851,000,000		$ 851,000,000

Guarantees and commitments (Details 5) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012 CHF	Dec. 31, 2011 CHF	Sep. 01, 2007 Hedging-Griffo Investimentos S.A.	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. BRL	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. CHF	Jun. 30, 2012 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Jun. 30, 2012 Loan commitments CHF	Dec. 31, 2011 Loan commitments CHF	Jun. 30, 2012 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Jun. 30, 2012 Other commitments CHF	Dec. 31, 2011 Other commitments CHF
Other commitments.
Maturity less than 1 year	205,879	190,347				4,529	5,638	151,782	154,394	47,775	28,885	1,793	1,430
Maturity greater than 1 year	66,977	64,999				36	43	65,135	62,809	0	0	1,806	2,147
Total gross amount	272,856	255,346				4,565	5,681	216,917	217,203	47,775	28,885	3,599	3,577
Total net amount	267,645	249,649				4,358	5,201	211,913	211,986	47,775	28,885	3,599	3,577
Collateral received	194,664	173,627				1,620	2,371	145,017	142,339	47,775	28,885	252	32
Unused revocable credit limits								131,551	134,901
Paid for the interests acquired				1,248	584
Percentage of interests acquired by the Group			50.00%
Number of shares acquired in addition to percentage of interest acquired			1

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
CMBS
Transfers of financial assets disclosures
Net gain/(loss)			23	0
Proceeds from transfer of assets			3,718	0
Cash received on interests that continue to be held			35	34
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	35,027	35,487	35,027
Total assets of SPE	49,655	52,536	49,655
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	572	57
Weighted-average life, in years	9.1	7.2
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	932	342	932
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	7.5	4.1
Impact on fair value from 10% adverse change in prepayment speed	0	0	0
Impact on fair value from 20% adverse change in prepayment speed	0	0	0
Impact on fair value from 10% adverse change in cash flow discount rate	(47.3)	(30.5)	(47.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(65.4)	(36.2)	(65.4)
Impact on fair value from 10% adverse change in expected credit losses	(39.9)	(29.8)	(39.9)
Impact on fair value from 20% adverse change in expected credit losses	(51)	(34.8)	(51)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.90%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.80%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.50%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	1.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.00%	0.00%
Cash flow discount rate per annum, in % (as a percent)	47.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	46.50%	49.00%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	609	664	609
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(609)	(664)	(609)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	114	133	114
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	461	42
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	111	15
RMBS
Transfers of financial assets disclosures
Net gain/(loss)			(2)	36
Proceeds from transfer of assets			8,483	19,542
Purchases of previously transferred financial assets or their underlying collateral			(11)	0
Servicing fees			1	2
Cash received on interests that continue to be held			246	220
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	79,484	91,242	79,484
Total assets of SPE	82,654	95,297	82,654
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,154	5,095
Weighted-average life, in years	1.4	5.4
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,346	2,960	2,346
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5.3	5.3
Impact on fair value from 10% adverse change in prepayment speed	(35.3)	(44.2)	(35.3)
Impact on fair value from 20% adverse change in prepayment speed	(69.3)	(86.6)	(69.3)
Impact on fair value from 10% adverse change in cash flow discount rate	(76.6)	(94.4)	(76.6)
Impact on fair value from 20% adverse change in cash flow discount rate	(116.8)	(151.9)	(116.8)
Impact on fair value from 10% adverse change in expected credit losses	(68.6)	(83.6)	(68.6)
Impact on fair value from 20% adverse change in expected credit losses	(101.4)	(131.5)	(101.4)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	13.00%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.40%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.00%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.40%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	2.50%	0.90%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.50%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	13.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	12.70%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	44.90%	30.00%
Cash flow discount rate per annum, in % (as a percent)	50.90%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.40%	48.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	12	12	12
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(12)	(12)	(12)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	649	688	649
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,116	4,695
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	39	399
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)			71	11
Proceeds from transfer of assets			279	591
Purchases of previously transferred financial assets or their underlying collateral			(161)	(185)
Servicing fees			0	1
Cash received on interests that continue to be held			582	378
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	34,984	35,233	34,984
Total assets of SPE	34,987	35,307	34,987
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,106	1,754	1,106
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.4	2.5
Impact on fair value from 10% adverse change in prepayment speed	0	0	0
Impact on fair value from 20% adverse change in prepayment speed	0	0	0
Impact on fair value from 10% adverse change in cash flow discount rate	(1.2)	(8.2)	(1.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(2.3)	(15.9)	(2.3)
Impact on fair value from 10% adverse change in expected credit losses	(1.1)	(6.8)	(1.1)
Impact on fair value from 20% adverse change in expected credit losses	(2.1)	(13.2)	(2.1)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.80%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	2.60%	5.40%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.00%	0.00%
Cash flow discount rate per annum, in % (as a percent)	27.60%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	25.90%	31.80%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,531	1,851	1,531
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,359	1,475	1,359
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,890)	(3,326)	(2,890)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,091	1,513	1,091

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,324	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	6,053	6,399
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	2,327	2,346
Net loans, consolidated VIEs	6,611	5,940
Premises and equipment, consolidated VIEs	574	609
Other assets, consolidated VIEs	11,944	13,001
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,256	1,286
Short-term borrowings, consolidated VIEs	7,095	6,141
Long-term debt, consolidated VIEs	13,860	14,858
Other liabilities, consolidated VIEs	680	745
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,324	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	6,053	6,399
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	2,327	2,346
Net loans, consolidated VIEs	6,611	5,940
Premises and equipment, consolidated VIEs	574	609
Loans held-for-sale, consolidated VIEs	10,184	11,174
Other assets, consolidated VIEs	1,760	1,827
Total assets of consolidated VIEs	28,985	29,751
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,256	1,286
Short-term borrowings, consolidated VIEs	7,095	6,141
Long-term debt, consolidated VIEs	13,860	14,858
Other liabilities, consolidated VIEs	680	745
Total liabilities of consolidated VIEs	23,066	23,251
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,047	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,206	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,520	7,231
Other assets, consolidated VIEs	44	43
Total assets of consolidated VIEs	9,817	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	23	30
Short-term borrowings, consolidated VIEs	318	0
Long-term debt, consolidated VIEs	9,433	9,383
Other liabilities, consolidated VIEs	55	69
Total liabilities of consolidated VIEs	9,829	9,482
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	561	728
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	5,397	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,015	751
Total assets of consolidated VIEs	7,149	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	6,737	6,141
Long-term debt, consolidated VIEs	21	24
Other liabilities, consolidated VIEs	0	2
Total liabilities of consolidated VIEs	6,758	6,167
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	18	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	821	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	2,661	3,941
Other assets, consolidated VIEs	0	0
Total assets of consolidated VIEs	3,500	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,595	4,483
Other liabilities, consolidated VIEs	1	0
Total liabilities of consolidated VIEs	3,596	4,483
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	161	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	2,497	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	5	30
Total assets of consolidated VIEs	2,663	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	40	0
Long-term debt, consolidated VIEs	310	276
Other liabilities, consolidated VIEs	3	24
Total liabilities of consolidated VIEs	353	300
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	70	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	526	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,811	1,863
Net loans, consolidated VIEs	56	62
Premises and equipment, consolidated VIEs	496	527
Loans held-for-sale, consolidated VIEs	3	2
Other assets, consolidated VIEs	481	740
Total assets of consolidated VIEs	3,443	3,850
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	3	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	41	227
Other liabilities, consolidated VIEs	150	157
Total liabilities of consolidated VIEs	194	387
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	22	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,245	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	516	483
Net loans, consolidated VIEs	337	1,158
Premises and equipment, consolidated VIEs	78	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	215	263
Total assets of consolidated VIEs	2,413	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,230	1,253
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	460	465
Other liabilities, consolidated VIEs	471	493
Total liabilities of consolidated VIEs	2,336	2,432
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	7,828	9,985
Net loans, non-consolidated VIEs	7,501	9,424
Other assets, non-consolidated VIEs	76	401
Total variable interest assets, non-consolidated VIEs	15,405	19,810
Maximum exposure to loss (CHF million)
Maximum exposure to loss	26,554	22,515
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	218,093	213,657
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	133	126
Net loans, non-consolidated VIEs	9	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	142	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	155	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	9,096	7,093
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,392	5,497
Net loans, non-consolidated VIEs	119	123
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	3,511	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	12,997	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	113,118	113,845
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,202	1,449
Net loans, non-consolidated VIEs	1,729	1,302
Other assets, non-consolidated VIEs	71	32
Total variable interest assets, non-consolidated VIEs	3,002	2,783
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,504	3,180
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	62,922	58,646
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	664	834
Net loans, non-consolidated VIEs	4,125	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,789	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	5,247	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	24,417	23,633
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,437	2,079
Net loans, non-consolidated VIEs	1,519	3,257
Other assets, non-consolidated VIEs	5	369
Total variable interest assets, non-consolidated VIEs	3,961	5,705
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,651	6,075
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	8,540	10,440

Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and Due from Banks	475	571
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	158,673
Securities received as collateral	30,191	30,191
Trading assets	284,242	279,748
Investment securities	3,672	3,650
Other investments	9,532	9,552
Loans	20,515	20,693
Other intangible assets (mortgage servicing rights)	63	70
Other assets	36,888	35,666
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	29,787	26,052
Trading assets	177,988	155,408
Investment securities	3,245	3,019
Other investments	223	403
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,247	5,451
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	216,490	190,333
Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(295)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	216,301	190,038
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	223	403
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	70	94
Trading assets	99,560	82,237
Investment securities	2,931	3,010
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	72,101	61,506
Investment securities	2,931	3,010
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	2	337
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	26,733	19,331
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,717	25,958
Trading assets	59,852	57,481
Investment securities	314	9
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	10,025	6,455
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,914	2,017
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	7,317	3,929
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	8,551	9,235
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	147,535	157,469
Securities received as collateral	404	3,946
Trading assets	935,953	974,718
Investment securities	335	529
Other investments	308	282
Loans	14,115	13,851
Loans - of which commercial and industrial	7,856	7,591
Loans - of which financial institutions	5,162	5,480
Other intangible assets (mortgage servicing rights)	0	0
Other assets	25,215	22,951
Other assets - of which loans held-for-sale	13,029	12,104
Total assets at fair value	1,124,964	1,174,151
Less other investments - equity at fair value attributable to noncontrolling interests	(102)	(99)
Less assets consolidated under ASU 2009-17	(9,099)	(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,115,763	1,164,748
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	220	232
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	143	154
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	88	50
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	46	40
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	391	3,895
Trading assets	52,687	52,783
Investment securities	252	446
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,864	8,123
Investment securities	0	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382	3,835
Trading assets	25,447	27,639
Investment securities	252	309
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	8,340	5,848
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,730	4,556
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,080	6,570
Investment securities	0	136
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	13	51
Trading assets	8,602	9,038
Investment securities	83	83
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	872,493	909,261
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	723,709	724,413
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	63,595	74,950
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	27,342	32,770
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	45,537	61,120
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,171	3,636
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	1,204
Securities received as collateral	0	193
Trading assets	19,189	22,191
Investment securities	92	102
Other investments	9,001	8,867
Loans	6,400	6,842
Loans - of which commercial and industrial	3,978	4,559
Loans - of which financial institutions	2,093	2,179
Other intangible assets (mortgage servicing rights)	63	70
Other assets	6,635	7,469
Other assets - of which loans held-for-sale	6,052	6,901
Total assets at fair value	42,566	46,938
Less other investments - equity at fair value attributable to noncontrolling interests	(3,899)	(3,944)
Less assets consolidated under ASU 2009-17	(3,499)	(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	35,168	38,991
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,286	4,143
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,986	2,973
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	274	266
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	178	172
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,519	2,490
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,519	2,490
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922	1,968
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	7,847	9,941
Investment securities	91	102
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	51	358
Investment securities	19	18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	4,125	5,076
Investment securities	39	43
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	1,253	1,786
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,364	1,517
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	654	727
Investment securities	33	41
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	81
Trading assets	429	467
Investment securities	1	0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,586	9,588
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,195	2,547
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,045	1,040
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,247	2,732
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,091	2,172
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,327	2,195
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(848,888)	(872,569)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(209)	(205)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(849,097)	(872,774)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(849,097)	(872,774)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(848,888)	(872,569)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	158,673
Securities received as collateral	30,191	30,191
Trading assets	284,242	279,748
Investment securities	3,672	3,650
Other investments	9,532	9,552
Loans	20,515	20,693
Loans - of which commercial and industrial	11,834	12,150
Loans - of which financial institutions	7,255	7,659
Other intangible assets (mortgage servicing rights)	63	70
Other assets	36,888	35,666
Other assets - of which loans held-for-sale	19,081	19,005
Total assets at fair value	534,923	538,648
Less other investments - equity at fair value attributable to noncontrolling interests	(4,190)	(4,338)
Less assets consolidated under ASU 2009-17	(12,598)	(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	518,135	521,003
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,286	4,143
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,986	2,973
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	494	498
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	321	326
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,830	2,943
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,565	2,530
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922	1,968
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	461	4,101
Trading assets	160,094	144,961
Investment securities	3,274	3,558
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	81,016	69,987
Investment securities	2,950	3,028
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382	3,947
Trading assets	29,574	33,052
Investment securities	291	352
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	36,326	26,965
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	6,094	6,073
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,734	7,297
Investment securities	33	177
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,730	26,090
Trading assets	68,883	66,986
Investment securities	398	92
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	42,216	52,735
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	13,049	15,066

Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Liabilities (CHF million)
Due to banks	3,341	2,737
Customer deposits	4,807	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	136,483
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	4,456	3,547
Long-term debt	65,018	68,036
Other liabilities	29,654	30,942
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	29,787	26,052
Trading liabilities	67,186	64,087
Short-term borrowings	0	0
Long-term debt	108	122
Other liabilities	0	0
Total liabilities	97,081	90,261
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	1
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	108	121
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	70	94
Trading liabilities	35,086	38,680
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	34,937	38,622
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,717	25,958
Trading liabilities	21,619	19,124
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	10,481	6,283
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,888	1,941
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	7,749	3,809
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,341	2,737
Customer deposits	4,807	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	136,483
Obligation to return securities received as collateral	404	3,946
Trading liabilities	893,814	930,375
Short-term borrowings	4,378	3,311
Long-term debt	53,233	55,199
Other liabilities	26,355	27,387
Total liabilities	1,130,046	1,164,021
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	11,102	13,191
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	21,099	19,694
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,156	10,564
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,222	3,821
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	391	3,895
Trading liabilities	10,095	9,302
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,928	829
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	382	3,835
Trading liabilities	7,396	7,591
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	13	51
Trading liabilities	391	461
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	883,328	920,612
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	715,861	717,435
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	79,912	91,984
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	31,424	37,054
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	44,049	58,497
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	193
Trading liabilities	6,131	7,343
Short-term borrowings	78	236
Long-term debt	11,677	12,715
Other liabilities	3,557	3,890
Total liabilities	21,443	24,377
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,167	7,576
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,821	3,585
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,671	1,909
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	16	21
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	10	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	6	13
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	81
Trading liabilities	27	7
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,088	7,315
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,334	1,588
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,205	2,836
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	889	1,022
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,256	1,520
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(851,279)	(873,996)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(258)	(335)
Total liabilities	(851,537)	(874,331)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(851,279)	(873,996)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,341	2,737
Customer deposits	4,807	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	136,483
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	4,456	3,547
Long-term debt	65,018	68,036
Other liabilities	29,654	30,942
Total liabilities	397,033	404,328
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	11,102	13,191
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,266	27,271
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,085	14,270
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	4,893	5,730
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	461	4,101
Trading liabilities	45,197	48,003
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	36,875	39,451
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	382	3,947
Trading liabilities	7,402	7,610
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,730	26,090
Trading liabilities	22,037	19,592
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	48,618	60,214

Financial instruments (Details 4) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	1,196
Transfers in, assets	0	0
Transfers out, assets	0	(9)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	56
Settlements, assets	0	(46)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(25)	(9)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	7	(122)
Balance at end of period, assets	1,186	1,066
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	193
Transfers in, assets	0
Transfers out, assets	(195)
Purchases, assets	0
Sales, assets	0
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	2
Balance at end of period, assets	0
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,191	22,246
Transfers in, assets	2,578	3,048
Transfers out, assets	(2,759)	(3,106)
Purchases, assets	4,775	7,389
Sales, assets	(6,884)	(7,900)
Issuances, assets	701	319
Settlements, assets	(1,656)	(841)
Gain (loss) on transfers in/out included in trading revenues, assets	115	95
Gain (loss) on all other activity included in trading revenues, assets	47	968
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	39
Foreign currency translation impact, assets	81	(2,323)
Balance at end of period, assets	19,189	19,934
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,941	10,887
Transfers in, assets	1,269	1,450
Transfers out, assets	(1,477)	(1,512)
Purchases, assets	3,338	5,293
Sales, assets	(5,310)	(6,237)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	28	98
Gain (loss) on all other activity included in trading revenues, assets	34	442
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	24	(1,153)
Balance at end of period, assets	7,847	9,269
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,076	3,805
Transfers in, assets	479	378
Transfers out, assets	(665)	(205)
Purchases, assets	2,268	2,182
Sales, assets	(3,323)	(1,853)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	35	46
Gain (loss) on all other activity included in trading revenues, assets	232	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	23	(550)
Balance at end of period, assets	4,125	3,837
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,786	3,265
Transfers in, assets	517	792
Transfers out, assets	(545)	(769)
Purchases, assets	477	2,187
Sales, assets	(999)	(2,830)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(11)	35
Gain (loss) on all other activity included in trading revenues, assets	26	215
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	2	(298)
Balance at end of period, assets	1,253	2,597
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,517	1,862
Transfers in, assets	111	68
Transfers out, assets	(154)	(159)
Purchases, assets	206	324
Sales, assets	(142)	(601)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	4
Gain (loss) on all other activity included in trading revenues, assets	(170)	64
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	1	(122)
Balance at end of period, assets	1,364	1,440
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	727	1,134
Transfers in, assets	136	175
Transfers out, assets	(44)	(343)
Purchases, assets	300	305
Sales, assets	(485)	(616)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	1	12
Gain (loss) on all other activity included in trading revenues, assets	17	134
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	2	(102)
Balance at end of period, assets	654	699
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	467	623
Transfers in, assets	287	204
Transfers out, assets	(39)	(355)
Purchases, assets	198	523
Sales, assets	(446)	(424)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	16	40
Gain (loss) on all other activity included in trading revenues, assets	(52)	32
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	38
Foreign currency translation impact, assets	(2)	(67)
Balance at end of period, assets	429	614
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,588	8,720
Transfers in, assets	912	1,289
Transfers out, assets	(1,128)	(1,040)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	701	319
Settlements, assets	(1,656)	(805)
Gain (loss) on transfers in/out included in trading revenues, assets	73	(51)
Gain (loss) on all other activity included in trading revenues, assets	54	474
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	42	(878)
Balance at end of period, assets	8,586	8,028
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,547	2,071
Transfers in, assets	55	60
Transfers out, assets	(247)	(122)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	152	112
Settlements, assets	(369)	(241)
Gain (loss) on transfers in/out included in trading revenues, assets	11	(9)
Gain (loss) on all other activity included in trading revenues, assets	34	(171)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	12	(186)
Balance at end of period, assets	2,195	1,514
Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,732	2,298
Transfers in, assets	396	109
Transfers out, assets	(459)	(153)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	259	110
Settlements, assets	(616)	(13)
Gain (loss) on transfers in/out included in trading revenues, assets	57	24
Gain (loss) on all other activity included in trading revenues, assets	(129)	171
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	7	(253)
Balance at end of period, assets	2,247	2,293
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,172	2,724
Transfers in, assets	455	845
Transfers out, assets	(328)	(717)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	145	21
Settlements, assets	(385)	(382)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(65)
Gain (loss) on all other activity included in trading revenues, assets	22	222
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(258)
Balance at end of period, assets	2,091	2,390
Trading assets | Other.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,195	2,016
Transfers in, assets	110	105
Transfers out, assets	(115)	(199)
Purchases, assets	1,239	1,573
Sales, assets	(1,128)	(1,239)
Issuances, assets	0	0
Settlements, assets	0	(36)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	8
Gain (loss) on all other activity included in trading revenues, assets	11	20
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	17	(225)
Balance at end of period, assets	2,327	2,023
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	102	79
Transfers in, assets	0	2
Transfers out, assets	0	0
Purchases, assets	0	50
Sales, assets	(7)	(11)
Issuances, assets	0	0
Settlements, assets	0	(4)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(3)	(8)
Balance at end of period, assets	92	108
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,867	11,189
Transfers in, assets	4	23
Transfers out, assets	(48)	(66)
Purchases, assets	425	685
Sales, assets	(726)	(1,961)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	26	91
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	397	891
Foreign currency translation impact, assets	56	(1,036)
Balance at end of period, assets	9,001	9,816
Other investments | Private Equity
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	4,286
Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	274
Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,519
Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,519
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,968	1,843
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	70	59
Sales, assets	(154)	(90)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	25	56
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	13	(190)
Balance at end of period, assets	1,922	1,678
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,899	9,346
Transfers in, assets	4	23
Transfers out, assets	(48)	(66)
Purchases, assets	355	626
Sales, assets	(572)	(1,871)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	1	35
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	397	891
Foreign currency translation impact, assets	43	(846)
Balance at end of period, assets	7,079	8,138
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,842	6,256
Transfers in, assets	220	915
Transfers out, assets	(97)	(935)
Purchases, assets	327	1,050
Sales, assets	(712)	(454)
Issuances, assets	1,779	1,163
Settlements, assets	(1,803)	(1,748)
Gain (loss) on transfers in/out included in trading revenues, assets	5	21
Gain (loss) on all other activity included in trading revenues, assets	(186)	190
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	25	(655)
Balance at end of period, assets	6,400	5,803
Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,559	3,559
Transfers in, assets	114	912
Transfers out, assets	(97)	(564)
Purchases, assets	92	170
Sales, assets	(353)	(269)
Issuances, assets	1,095	975
Settlements, assets	(1,459)	(1,192)
Gain (loss) on transfers in/out included in trading revenues, assets	5	5
Gain (loss) on all other activity included in trading revenues, assets	12	96
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(343)
Balance at end of period, assets	3,978	3,349
Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,179	2,195
Transfers in, assets	76	3
Transfers out, assets	0	(127)
Purchases, assets	227	876
Sales, assets	(345)	(80)
Issuances, assets	496	189
Settlements, assets	(329)	(370)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(221)	42
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(280)
Balance at end of period, assets	2,093	2,447
Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	66
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	2	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(10)
Foreign currency translation impact, assets	0	(6)
Balance at end of period, assets	63	50
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,469	9,253
Transfers in, assets	1,180	2,965
Transfers out, assets	(1,593)	(4,591)
Purchases, assets	1,513	3,185
Sales, assets	(1,744)	(2,874)
Issuances, assets	101	1,186
Settlements, assets	(664)	(839)
Gain (loss) on transfers in/out included in trading revenues, assets	54	89
Gain (loss) on all other activity included in trading revenues, assets	318	374
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Foreign currency translation impact, assets	1	(1,000)
Balance at end of period, assets	6,635	7,747
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,901	8,933
Transfers in, assets	1,155	2,963
Transfers out, assets	(1,592)	(4,588)
Purchases, assets	1,465	2,991
Sales, assets	(1,662)	(2,861)
Issuances, assets	101	1,185
Settlements, assets	(665)	(833)
Gain (loss) on transfers in/out included in trading revenues, assets	53	89
Gain (loss) on all other activity included in trading revenues, assets	286	349
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	(953)
Balance at end of period, assets	6,052	7,275
Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	170
Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	46,938	50,285
Transfers in, assets	3,982	6,953
Transfers out, assets	(4,692)	(8,707)
Purchases, assets	7,042	12,359
Sales, assets	(10,073)	(13,200)
Issuances, assets	2,581	2,724
Settlements, assets	(4,123)	(3,478)
Gain (loss) on transfers in/out included in trading revenues, assets	174	205
Gain (loss) on all other activity included in trading revenues, assets	180	1,614
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	388	919
Foreign currency translation impact, assets	169	(5,150)
Balance at end of period, assets	42,566	44,524

Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		507
Transfers in, liabilities		0
Transfers out, liabilities		(263)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(204)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(4)
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(36)
Balance at end of period, liabilities		0
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193
Transfers in, liabilities	0
Transfers out, liabilities	(195)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	2
Balance at end of period, liabilities	0
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,201
Transfers in, liabilities	704	836
Transfers out, liabilities	(980)	(844)
Purchases, liabilities	36	134
Sales, liabilities	(271)	(192)
Issuances, liabilities	465	453
Settlements, liabilities	(1,282)	(1,071)
Gain (loss) on transfers in/out included in trading revenues, liabilities	41	(29)
Gain (loss) on all other activity included in trading revenues, liabilities	47	950
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	28	(945)
Balance at end of period, liabilities	6,131	8,493
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,342
Transfers in, liabilities	79	26
Transfers out, liabilities	(377)	(10)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	63	11
Settlements, liabilities	(67)	(103)
Gain (loss) on transfers in/out included in trading revenues, liabilities	23	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	13	(146)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	12	(117)
Balance at end of period, liabilities	1,334	992
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,940
Transfers in, liabilities	1	59
Transfers out, liabilities	(167)	(33)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	3
Settlements, liabilities	(496)	(324)
Gain (loss) on transfers in/out included in trading revenues, liabilities	20	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	1	640
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	10	(319)
Balance at end of period, liabilities	2,205	2,965
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,939
Transfers in, liabilities	62	94
Transfers out, liabilities	(109)	(232)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	236	185
Settlements, liabilities	(191)	(190)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(32)	26
Gain (loss) on all other activity included in trading revenues, liabilities	(99)	252
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	0	(318)
Balance at end of period, liabilities	889	2,756
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,255
Transfers in, liabilities	520	623
Transfers out, liabilities	(313)	(507)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	69	123
Settlements, liabilities	(459)	(276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	30	(43)
Gain (loss) on all other activity included in trading revenues, liabilities	(113)	203
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	2	(128)
Balance at end of period, liabilities	1,256	1,250
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	4	43
Transfers out, liabilities	(60)	(18)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	129	226
Settlements, liabilities	(233)	(137)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	1
Gain (loss) on all other activity included in trading revenues, liabilities	9	5
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(1)	(20)
Balance at end of period, liabilities	78	223
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,798
Transfers in, liabilities	1,493	3,535
Transfers out, liabilities	(1,654)	(5,630)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,438	4,007
Settlements, liabilities	(2,852)	(4,963)
Gain (loss) on transfers in/out included in trading revenues, liabilities	116	54
Gain (loss) on all other activity included in trading revenues, liabilities	351	546
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	70	(1,713)
Balance at end of period, liabilities	11,677	12,634
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,486
Transfers in, liabilities	657	804
Transfers out, liabilities	(852)	(1,121)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,039	1,761
Settlements, liabilities	(1,517)	(2,282)
Gain (loss) on transfers in/out included in trading revenues, liabilities	59	(9)
Gain (loss) on all other activity included in trading revenues, liabilities	152	337
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	53	(981)
Balance at end of period, liabilities	7,167	7,995
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	744	2,577
Transfers out, liabilities	(716)	(4,398)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	173	2,043
Settlements, liabilities	(1,171)	(2,441)
Gain (loss) on transfers in/out included in trading revenues, liabilities	53	57
Gain (loss) on all other activity included in trading revenues, liabilities	147	224
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	(683)
Balance at end of period, liabilities	2,821	4,204
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,890	3,733
Transfers in, liabilities	131	507
Transfers out, liabilities	(46)	(155)
Purchases, liabilities	273	157
Sales, liabilities	(668)	(225)
Issuances, liabilities	1	1
Settlements, liabilities	(219)	(211)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(30)
Gain (loss) on all other activity included in trading revenues, liabilities	80	163
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	115	129
Foreign currency translation impact, liabilities	7	(365)
Balance at end of period, liabilities	3,557	3,704
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,848
Transfers in, liabilities	72	499
Transfers out, liabilities	(19)	(131)
Purchases, liabilities	266	124
Sales, liabilities	(661)	(207)
Issuances, liabilities	0	0
Settlements, liabilities	(46)	(9)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(5)
Gain (loss) on all other activity included in trading revenues, liabilities	144	159
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	(193)
Balance at end of period, liabilities	1,671	2,085
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,377	30,362
Transfers in, liabilities	2,332	4,921
Transfers out, liabilities	(2,935)	(6,910)
Purchases, liabilities	309	291
Sales, liabilities	(939)	(417)
Issuances, liabilities	2,033	4,687
Settlements, liabilities	(4,586)	(6,586)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(8)
Gain (loss) on all other activity included in trading revenues, liabilities	487	1,664
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	115	129
Foreign currency translation impact, liabilities	106	(3,079)
Balance at end of period, liabilities	21,443	25,054

Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,561	19,923
Transfers in, net assets/liabilities	1,650	2,032
Transfers out, net assets/liabilities	(1,757)	(1,797)
Purchases, net assets/liabilities	6,733	12,068
Sales, net assets/liabilities	(9,134)	(12,783)
Issuances, net assets/liabilities	548	(1,963)
Settlements, net assets/liabilities	463	3,108
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	30	213
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(307)	(50)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	273	790
Foreign currency translation impact, net assets/liabilities	63	(2,071)
Balance at beginning of period, net assets/liabilities	21,123	19,470

Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(4)	953
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	426	(1,415)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(277)	163
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	(2,139)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	273	790
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	313	724

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total - at fair value
Assets and liabilities recorded at fair value
Loans	0.6	0.7
Level 3
Assets and liabilities recorded at fair value
Loans	0.6	0.7

Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial instruments (CHF million)
Cash and Due from Banks	475	571
Interest-bearing deposits with banks	4,258	4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	236,935
Loans	224,604	219,434
Other assets	77,374	78,080
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(189,266)	(176,559)
Short-term borrowings	(19,184)	(26,116)
Long-term debt	(153,862)	(161,353)
Other liabilities	(61,657)	(62,167)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	895	807
Financial instruments (CHF million)
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	158,673
Loans	20,515	20,693
Other assets	21,941	20,511
Due to banks and customer deposits	(729)	(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(136,483)
Short-term borrowings	(4,456)	(3,547)
Long-term debt	(65,018)	(68,036)
Other liabilities	(4,892)	(5,730)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,712	3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	613	404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,075	157,889
Loans	20,776	21,381
Other assets	30,081	30,778
Due to banks and customer deposits	(703)	(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,617)	(136,396)
Short-term borrowings	(4,524)	(3,681)
Long-term debt	(69,293)	(77,000)
Other liabilities	(7,476)	(8,210)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,817)	(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	11	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	646	784
Loans	(261)	(688)
Other assets	(8,140)	(10,267)
Due to banks and customer deposits	(26)	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(97)	(87)
Short-term borrowings	68	134
Long-term debt	4,275	8,964
Other liabilities	2,584	2,480

Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(12)
Net gains/(losses) of which related to credit risk - on assets	(13)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	628	713
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	(5)
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	26	88
Net gains/(losses) of which related to credit risk - on assets	10	(2)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1	1,012
Net gains/(losses) of which related to credit risk - on assets	259	134
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,223	2,110
Net gains/(losses) of which related to credit risk - on assets	268	269
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	4	(12)
Net gains/(losses) of which related to credit risk - on liabilities	16	8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	30	(81)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(131)	(141)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,870)	(3,943)
Net gains/(losses) of which related to credit risk - on liabilities	(1,177)	(215)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	265	(738)
Net gains/(losses) of which related to credit risk - on liabilities	294	(260)

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,824	4,655
Redeemable	4,276	5,278
Total fair value	9,100	9,933
Unfunded commitments	1,505	1,675
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,214	2,248
Redeemable attributable to non-controlling interest	79	91
Unfunded commitments attributable to non-controlling interest	473	540
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	77	85
Redeemable	3,853	4,847
Total fair value	3,930	4,932
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	44	45
Redeemable	49	61
Total fair value	93	106
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	33	40
Redeemable	3,893	4,864
Total fair value	3,926	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	54.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	17.00%	19.00%
Percentage of investment subject to annual redemption	16.00%	18.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(89)	(78)
Total fair value	(89)	(78)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,747	4,570
Redeemable	423	431
Total fair value	5,170	5,001
Unfunded commitments	1,505	1,675
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	71	67
Redeemable	423	431
Total fair value	494	498
Unfunded commitments	265	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	13.00%	10.00%
Percentage of investment subject to quarterly redemption	69.00%	72.00%
Percentage of investment subject to annual redemption	17.00%	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,286	4,143
Redeemable	0	0
Total fair value	4,286	4,143
Unfunded commitments	1,240	1,401
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	390	360
Redeemable	0	0
Total fair value	390	360
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	63	58
Redeemable	258	268
Total fair value	321	326
Unfunded commitments	210	219
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	96	9
Redeemable	0	0
Total fair value	96	9
Unfunded commitments	18	18
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	4
Redeemable	45	50
Total fair value	49	54
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,986	2,973
Redeemable	0	0
Total fair value	2,986	2,973
Unfunded commitments	829	952
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	374	338
Redeemable	0	0
Total fair value	374	338
Unfunded commitments	156	200
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	5
Redeemable	120	113
Total fair value	124	118
Unfunded commitments	55	55
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	830	823
Redeemable	0	0
Total fair value	830	823
Unfunded commitments	237	231

Financial instruments (Details 12) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial assets (CHF million)
Securities received as collateral	30,191	30,191
Trading assets	284,242	279,748
Investment securities	3,674	3,652
Loans	224,604	219,434
Financial liabilities (CHF million)
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	19,184	26,116
Long-term debt	153,862	161,353
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	236,935
Securities received as collateral	30,191	30,191
Trading assets	275,544	270,511
Investment securities	3,674	3,652
Loans	221,648	216,506
Other financial assets	228,982	234,615
Financial liabilities (CHF million)
Due to banks and deposits	343,817	344,207
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	176,559
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	19,184	26,116
Long-term debt	153,862	161,353
Other financial liabilities	132,007	127,439
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,854	236,935
Securities received as collateral	30,191	30,191
Trading assets	275,544	270,511
Investment securities	3,674	3,652
Loans	225,405	220,350
Other financial assets	229,003	234,653
Financial liabilities (CHF million)
Due to banks and deposits	343,757	344,129
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,268	176,559
Obligation to return securities received as collateral	30,191	30,191
Trading liabilities	115,852	127,809
Short-term borrowings	19,187	26,117
Long-term debt	152,793	158,053
Other financial liabilities	131,814	127,439

Financial instruments (Details 13) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	47
Transfers out of level 1 to level 2	96
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	99
Transfers out of level 1 to level 2	202
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,374
Transfers out of level 1 to level 2	16
Trading assets.
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,520
Transfers out of level 1 to level 2	314

Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	26
Transfers out of level 1 to level 2	32
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	43
Transfers out of level 1 to level 2	20
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	5,116
Transfers out of level 1 to level 2	66
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	5,185
Transfers out of level 1 to level 2	118

Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Option model Minimum	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Option model Maximum	Jun. 30, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Jun. 30, 2012 Trading assets	Dec. 31, 2011 Trading assets	Jun. 30, 2011 Trading assets	Dec. 31, 2010 Trading assets	Jun. 30, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Jun. 30, 2011 Trading assets Debt securities	Dec. 31, 2010 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Jun. 30, 2011 Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Price Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Price Maximum	Jun. 30, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Jun. 30, 2011 Trading assets Debt securities RMBS	Dec. 31, 2010 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS Price Minimum	Jun. 30, 2012 Trading assets Debt securities RMBS Price Maximum	Jun. 30, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Jun. 30, 2011 Trading assets Debt securities CMBS	Dec. 31, 2010 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Debt securities CMBS Price Minimum	Jun. 30, 2012 Trading assets Debt securities CMBS Price Maximum	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2011 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations Price Minimum	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations Price Maximum	Jun. 30, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Jun. 30, 2011 Trading assets Equity securities	Dec. 31, 2010 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Jun. 30, 2011 Trading assets Derivative instruments	Dec. 31, 2010 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2011 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2011 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Price Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Price Maximum	Jun. 30, 2012 Trading assets Other.	Dec. 31, 2011 Trading assets Other.	Jun. 30, 2011 Trading assets Other.	Dec. 31, 2010 Trading assets Other.	Jun. 30, 2012 Trading assets Other. Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Other. Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Other. Price Minimum	Jun. 30, 2012 Trading assets Other. Price Maximum	Jun. 30, 2012 Trading assets Other. Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2012 Investment securities	Dec. 31, 2011 Investment securities	Jun. 30, 2011 Investment securities	Dec. 31, 2010 Investment securities	Jun. 30, 2012 Other investments	Dec. 31, 2011 Other investments	Jun. 30, 2011 Other investments	Dec. 31, 2010 Other investments	Jun. 30, 2012 Other investments Private Equity	Jun. 30, 2012 Other investments Hedge funds	Jun. 30, 2012 Other investments Other equity investments	Jun. 30, 2012 Other investments Other equity investments - of which private	Jun. 30, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Jun. 30, 2011 Other investments Life finance instruments	Dec. 31, 2010 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Jun. 30, 2011 Other investments Equity securities	Dec. 31, 2010 Other investments Equity securities	Jun. 30, 2012 Loans	Dec. 31, 2011 Loans	Jun. 30, 2011 Loans	Dec. 31, 2010 Loans	Jun. 30, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Jun. 30, 2011 Loans - of which commercial and industrial	Dec. 31, 2010 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Jun. 30, 2011 Loans - of which financial institutions	Dec. 31, 2010 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Jun. 30, 2011 Other intangible assets.	Dec. 31, 2010 Other intangible assets.	Jun. 30, 2012 Other assets	Dec. 31, 2011 Other assets	Jun. 30, 2011 Other assets	Dec. 31, 2010 Other assets	Jun. 30, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Jun. 30, 2011 Other assets - of which loans held-for-sale	Dec. 31, 2010 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2012 Other assets - of which loans held-for-sale Price Minimum	Jun. 30, 2012 Other assets - of which loans held-for-sale Price Maximum	Jun. 30, 2012 Assets.	Dec. 31, 2011 Assets.	Jun. 30, 2011 Assets.	Dec. 31, 2010 Assets.
Quantitative information about level 3 assets at fair value
Fair value, assets	1,186	1,204	1,066	1,196			0	193	19,189	22,191	19,934	22,246	7,847	9,941	9,269	10,887	4,125	5,076	3,837	3,805							1,253	1,786	2,597	3,265			1,364	1,517	1,440	1,862					654	727	699	1,134			429	467	614	623			8,586	9,588	8,028	8,720	2,195	2,547	1,514	2,071			2,247	2,732	2,293	2,298			2,091	2,172	2,390	2,724							2,327	2,195	2,023	2,016						92	102	108	79	9,001	8,867	9,816	11,189	4,286	274	2,519	2,519			1,922	1,968	1,678	1,843			7,079	6,899	8,138	9,346	6,400	6,842	5,803	6,256	3,978	4,559	3,349	3,559			2,093	2,179	2,447	2,195			63	70	50	66	6,635	7,469	7,747	9,253	6,052	6,901	7,275	8,933					42,566	46,938	44,524	50,285
Unobservable input
Buyback probability (in %)																					50.00%	100.00%
Capitalization rate (in %)																																					5.00%	12.00%													6.50%	7.50%
Correlation (in %)																					(85.00%)	98.00%																																							17.10%	99.70%					(85.00%)	98.00%					22.20%	97.00%
Credit spread (in bp)																							26	168																																											52	184							3.8	8,719																								1,068	1,783																			0	3,773					(162)	1,147.3													25	1,599
EBITDA multiple																																																			3	12																																			11.3													2.4
Gap risk (in %)																					0.00%	12.00%
Internal rate of return (in %)																																					9.00%	15.00%
Life expectancy (in years)																																																																																			3.5	20.2																						1.1	21.9
Mean reversion (in %)					10.00%	18.00%
Prepayment rate (in %)																																																													56.00%	108.00%
Price (in %)																									0.00%	150.90%					0.10%	138.00%							0.10%	87.50%					0.00%	101.80%																															0.10%	90.00%							0.10%	113.00%																																																								0.00%	103.30%
Recovery rate (in %)																																																																											0.00%	75.00%
Volatility (in %)																																																													0.30%	31.30%					3.00%	125.00%

Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Jun. 30, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Jun. 30, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Jun. 30, 2011 Trading Liabilities	Dec. 31, 2010 Trading Liabilities	Jun. 30, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Jun. 30, 2011 Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Trading Liabilities Interest rate derivatives	Jun. 30, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2011 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Trading Liabilities Equity/index-related derivatives	Jun. 30, 2011 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Trading Liabilities Equity/index-related derivatives	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Jun. 30, 2011 Trading Liabilities Credit derivatives	Dec. 31, 2010 Trading Liabilities Credit derivatives	Jun. 30, 2012 Trading Liabilities Credit derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives Price Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Price Maximum	Jun. 30, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Jun. 30, 2011 Short-term borrowings.	Dec. 31, 2010 Short-term borrowings.	Jun. 30, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Jun. 30, 2011 Long-term debt	Dec. 31, 2010 Long-term debt	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2011 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Price Minimum	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Price Maximum	Jun. 30, 2012 Other liabilities:	Dec. 31, 2011 Other liabilities:	Jun. 30, 2011 Other liabilities:	Dec. 31, 2010 Other liabilities:	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities: Other liabilities - of which failed sales	Jun. 30, 2011 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Other liabilities: Other liabilities - of which failed sales	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Price Minimum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Price Maximum	Jun. 30, 2012 Liabilities:	Dec. 31, 2011 Liabilities:	Jun. 30, 2011 Liabilities:	Dec. 31, 2010 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	507	0	193	6,131	7,343	8,493	9,201	1,334	1,588	992	1,342			2,205	2,836	2,965	2,940			889	1,022	2,756	2,939			1,256	1,520	1,250	1,255							78	236	223	123	11,677	12,715	12,634	16,798	7,167	7,576	7,995	9,486			2,821	3,585	4,204	6,825			3,557	3,890	3,704	3,733	1,671	1,909	2,085	1,848					21,443	24,377	25,054	30,362
Unobservable input
Basis spread (in bp)													(54)	1,238
Buyback probability (in %)																									50.00%	100.00%																							50.00%	100.00%
Correlation (in %)													17.10%	98.60%					(12.50%)	76.30%					(85.00%)	98.00%					22.20%	65.00%																	(85.00%)	98.00%
Credit spread (in bp)																																	2	8,719																															0	681.2
Gap risk (in %)																									0.00%	4.80%																							0.00%	12.00%
Mean reversion (in %)													(32.80%)	5.00%
Prepayment rate (in %)													45.00%	108.00%					56.00%	108.00%
Price (in %)																																			0.10%	90.00%																			0.00%	103.00%											0.00%	93.30%
Recovery rate (in %)																																	0.00%	77.00%
Fair Value Inputs, Skew																									70.00%	141.00%
Volatility (in %)																									3.00%	125.00%																							3.00%	125.00%

Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial assets (CHF million)
Loans	224,604	219,434
Financial liabilities (CHF million)
Short-term borrowings	19,184	26,116
Long-term debt	153,862	161,353
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	102,546
Financial liabilities (CHF million)
Due to banks and deposits	187,146
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,082
Loans	199,450
Other financial assets	77,232
Financial liabilities (CHF million)
Due to banks and deposits	148,447
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	82,824
Other financial liabilities	100,751
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	51
Loans	5,440
Other financial assets	2,070
Financial liabilities (CHF million)
Due to banks and deposits	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,940
Other financial liabilities	1,517
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,133
Loans	204,890
Other financial assets	181,848
Financial liabilities (CHF million)
Due to banks and deposits	335,609
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	87,764
Other financial liabilities	102,268

Assets pledged or assigned (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets pledged or assigned (CHF million)
Book value of assets pledged or assigned as collateral	167,770	152,527
of which assets provided with the right to sell or repledge	97,898	96,922
Fair value of collateral received with the right to sell or repledge	382,437	373,794
of which sold or repledged	327,554	332,878